COLT 2023-3 ABS-15G

Exhibit 99.3

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Dummy ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	4350102320		XXXX	XXXX	05/24/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: 04/14/2023 Disaster Name: SEVERE STORMS, TORNADOES, AND FLOODING Disaster Declaration Date: 04/27/2023	Post Disaster Inspection report is missing in file. Please provide.				.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102320	XXXX	XXXX	05/24/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (XXX)	As per Loan estimate dated XXXX lender credit is $-53 however as per Final Closing Disclosure Lender credit is 0.	Reviewer Comment (2023-07-11): SitusAMC received Letter of Explanation, Copy of principal reduction, and Corrected CD

Seller Comment (2023-07-07): Please see the attached RCD and letter

Reviewer Comment (2023-07-06): SitusAMC recieved proof of principal reduction totaling $53.44.  However, we are still missing the other items required to finalize cure as previously stated:  "Corrected CD issued XXXX only reflects a payoff to principal reduction of $XXXX.  This is not shown as a cure refund and cannot be assumed to be for cure.  In addition we are missing the LOE to borrower that accompanies which explains the violation and cure.  A specific LOE to borrower explaining in detail can suffice for the LOE and Corrected CD which reflects the principal reduction is a cure for the lender credit tolerance violation.

Seller Comment (2023-07-05): Sent Service record of PR applied

Reviewer Comment (2023-06-26): SitusAMC received Corrected CD.  However, we are missing sufficient cure documentation a nd properly disclosed cure refund.  Corrected CD issued 6-22 only reflects a payoff to principal reduction of $53.44.  This is not shown as a cure refund and cannot be assumed to be for cure.  In addition we are missing the LOE to borrower that accompanies which explains the violation and cure.  We also need provided with proof of the principal reduction to the borrower's principal balance via servicing records.  Provide additional items to cure.

Seller Comment (2023-06-22): 06/22/2023 Principle Reduction done for $53.44

Reviewer Comment (2023-05-31): SitusAMC received changed circumstance.  However, the only reason shows as Loan Amount change, but the lender credit did not change proportionately to the loan amount.  5-3 CD $53.44 lender credit is .0048848% of loan amount and 5-5 CD $0.00 lender creidt is 0% of loan amount. This is pricing related fee and loan amount must be change proportionately if the reason.  Provide additional information and/or reasons for lender credit pricing change or cure would be due to borrower.

Seller Comment (2023-05-26): COC dated 05/04/2023 Loan Amount decrease corresponding CD dated 05/05/2023 shows Lender Credit change
																			07/11/2023		2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102320		XXXX	XXXX	05/24/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Telephone Listing / Internet Search / Directory Assistance	Internet Search for the borrower's business supporting the business narrative is missing from the loan file.				Reviewer Comment (2023-06-13): Received updated 1008 stating no internet return from the internet. Seller Comment (2023-06-08): Do not concur. Please see attached product description (page 12) allowing for notation on the 1008 if no returns when attempting an internet search. Please see attached corrected 1008 and email with explanation from underwriter.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102320		XXXX	XXXX	05/24/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Internet Search for the borrower's business supporting the business narrative is missing from the loan file.				Reviewer Comment (2023-06-13): Received updated 1008 stating no internet return from the internet. Seller Comment (2023-06-08): (This seems to be a duplicate condition to Income Docs Missing & Income/Asset Guideline Deficiency) - Do not concur. Please see attached product description (page 12) allowing for notation on the 1008 if no returns when attempting an internet search. Please see attached corrected 1008 and email with explanation from underwriter.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102320		XXXX	XXXX	05/24/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Internet Search for the borrower's business supporting the business narrative is missing from the loan file.				Reviewer Comment (2023-06-13): Received updated 1008 stating no internet return from the internet. Seller Comment (2023-06-08): (This seems to be a duplicate condition to Income Docs Missing, Income doc req not met, & Income/Asset Guide Def) Do not concur. Please see attached product description (page 12) allowing for notation on the 1008 if no returns when attempting an internet search. Please see attached corrected 1008 and email with explanation from underwriter.	06/13/2023			1	B	A	C	A	B	A	C	A	B	A	XXXX	FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102320		XXXX	XXXX	05/24/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Internet Search for the borrower's business supporting the business narrative is missing from the loan file.				Reviewer Comment (2023-06-13): Received updated 1008 stating no internet return from the internet. Seller Comment (2023-06-08): (This seems to be a duplicate condition to Income Docs Missing, Income doc req not met, & Check loan designation match) Do not concur. Please see attached product description (page 12) allowing for notation on the 1008 if no returns when attempting an internet search. Please see attached corrected 1008 and email with explanation from underwriter.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102320		XXXX	XXXX	05/24/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Evidence of receipt was provided for 1 of the 2 appraisals, need evidence for the appraisal with report date of XXXX				Reviewer Comment (2023-06-02): Evidence of delivery to borrower was provided. Seller Comment (2023-05-26): Sent Appraisal tracking shows borrower received second Appraisal	06/02/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102320		XXXX	XXXX	05/24/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Internet Search for the borrower's business supporting the business narrative is missing from the loan file.				Reviewer Comment (2023-06-13): Received updated 1008 stating no internet return from the internet. Seller Comment (2023-06-08): (Seems like a dupe cond to: Income Docs MIssing, Income doc req not met, Check Loan Designation, & Income/Asset Guide Def) Do not concur. Please see attached product description (page 12) allowing for notation on the 1008 if no returns when attempting an internet search. Please see attached corrected 1008 and email with explanation from underwriter.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2023-07-10): Fraud report provided. Seller Comment (2023-07-05): See attached FraudGuard reports	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317	XXXX	XXXX	06/23/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Missing undiscounted rate to exclude bona fide discount points.	Reviewer Comment (2023-07-18): Processing Invoice provided. Third Party fee.

Seller Comment (2023-07-12): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the Third Party Processing fee which should not be included in QM 3% testing, Invoice sent showing paid to third party and CD shows accurate service provide matching Invoice.

Reviewer Comment (2023-07-10): Rate Lock Agreement and Discount Point Acknowledgment does not indicate Undiscounted Interest Rate and Undiscounted Interest Rate Price.

Seller Comment (2023-07-05): Additional support document (Rate Lock conf) to go with response & support docs already uploaded on XXXX (Discount Acknowledgement & Predatory Testing)

Seller Comment (2023-06-30): The Discount acknowledgement shows borrower was disclosed the bona-fide points the Rate lock confirmation gives the lock price and the predatory testing show amount of bona-fide points.
																		07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317	XXXX	XXXX	06/23/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Missing undiscounted rate to exclude bona fide discount points.	Reviewer Comment (2023-07-18): Processing Invoice provided. Third Party fee.

Seller Comment (2023-07-12): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the Third Party Processing fee which should not be included in QM 3% testing, Invoice sent showing paid to third party and CD shows accurate service provide matching Invoice.

Reviewer Comment (2023-07-10): Rate Lock Agreement and Discount Point Acknowledgment does not indicate Undiscounted Interest Rate and Undiscounted Interest Rate Price.

Seller Comment (2023-07-05): Additional support documents (Discount Acknowledgement & Predatory Testing) to go with response & support docs already uploaded on 6/30 (Rate Lock conf).

Seller Comment (2023-06-30): The Discount acknowledgement shows borrower was disclosed the bona-fide points the Rate lock confirmation gives the lock price and the predatory testing show amount of bona-fide points.
																		07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Lender signature is missing on "Acknowledgement of Fair Market Value".				Reviewer Comment (2023-07-18): Document provided. Seller Comment (2023-07-11): Signed Fair Market Document	07/18/2023			1	C	A	C	A	C	A	C	A	D	A	XXXX	TX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	A	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2023-07-06): SitusAMC received initial Cd. Seller Comment (2023-07-05): Loan Summary show CD dated XXXX was provided to the borrower 3 days prior to closing. Corresponding CD dated XXXX attached	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXXX)	Loan Discount points Fee was last disclosed as $XXXX on LE but disclosed as $XXXX on Final Closing Disclosure. Insufficient cure of $150.00 was provided.				Reviewer Comment (2023-07-03): SitusAMC received a valid COC. Seller Comment (2023-06-30): COC shows explanation why the points increased and attached final CD shows cure for $150.00 for CDA Fee	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX)	Collateral Desktop Analysis Fee was last disclosed as $0.00 on LE but disclosed as $150.00 on Final Closing Disclosure. Insufficient cure of $150.00 was provided to cover the Discount Points Fee and CDA Fee tolerance violation.				Reviewer Comment (2023-07-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2023-06-30): see response & support docs uploaded for exception# XXXX	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102317	XXXX	XXXX	06/23/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Missing undiscounted rate to exclude bona fide discount points.	Reviewer Comment (2023-07-18): Processing Invoice provided. Third Party fee.

Seller Comment (2023-07-12): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the Third Party Processing fee which should not be included in QM 3% testing, Invoice sent showing paid to third party and CD shows accurate service provide matching Invoice.

Reviewer Comment (2023-07-10): Rate Lock Agreement and Discount Point Acknowledgment does not indicate Undiscounted Interest Rate and Undiscounted Interest Rate Price.

Seller Comment (2023-07-05): The Discount acknowledgement shows borrower was disclosed the bona-fide points the Rate lock confirmation gives the lock price and the predatory testing show amount of bona-fide points.
																		07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317	XXXX	XXXX	06/23/2023	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Texas High-Cost Loan (Points and Fees)	Texas Anti-Predatory Lending Statute: Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXXX on a Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or .XXXX%). Compliant High Cost Loan.	Missing undiscounted rate to exclude bona fide discount points.	Reviewer Comment (2023-07-18): Processing Invoice provided. Third Party fee.

Seller Comment (2023-07-12): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the Third Party Processing fee which should not be included in QM 3% testing, Invoice sent showing paid to third party and CD shows accurate service provide matching Invoice.

Reviewer Comment (2023-07-10): Rate Lock Agreement and Discount Point Acknowledgment does not indicate Undiscounted Interest Rate and Undiscounted Interest Rate Price.

Seller Comment (2023-07-05): see response and support documents uploaded towards exception# XXXX
																		07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317	XXXX	XXXX	06/23/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Missing undiscounted rate to exclude bona fide discount points.	Reviewer Comment (2023-07-18): Processing Invoice provided. Third Party fee.

Seller Comment (2023-07-12): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the Third Party Processing fee which should not be included in QM 3% testing, Invoice sent showing paid to third party and CD shows accurate service provide matching Invoice.

Reviewer Comment (2023-07-10): Rate Lock Agreement and Discount Point Acknowledgment does not indicate Undiscounted Interest Rate and Undiscounted Interest Rate Price.

Seller Comment (2023-07-05): see response and support documents uploaded towards exception# XXXX
																		07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317	XXXX	XXXX	06/23/2023	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Missing undiscounted rate to exclude bona fide discount points.	Reviewer Comment (2023-07-18): Processing Invoice provided. Third Party fee.

Seller Comment (2023-07-12): Discount Points do not appear to be bona-fide per the predatory testing documents sent. Loan appears to show a failure on your end because of the Third Party Processing fee which should not be included in QM 3% testing, Invoice sent showing paid to third party and CD shows accurate service provide matching Invoice.

Reviewer Comment (2023-07-10): Rate Lock Agreement and Discount Point Acknowledgment does not indicate Undiscounted Interest Rate and Undiscounted Interest Rate Price.

Seller Comment (2023-07-05): see response and support documents uploaded towards exception# XXXX
																		07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of XXXX% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or .XXXX%). Non-Compliant High Cost Loan.	Missing undiscounted rate to exclude bona fide discount points.				Reviewer Comment (2023-07-18): Processing Invoice provided. Third Party fee. Seller Comment (2023-07-12): Processing fee paid to a third party and should not be included in QM testing Invoice attached Also loan summary shows lender has no affiliates. Final CD indicates Processing fee paid to Service provide shown on Invoice. Reviewer Comment (2023-07-10): Rate Lock Agreement and Discount Point Acknowledgment does not indicate Undiscounted Interest Rate and Undiscounted Interest Rate Price. Seller Comment (2023-07-05): see response and support documents uploaded towards exception# XXXX	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	D	B	C	A	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2023-07-18): Received evidence of delivery. Seller Comment (2023-07-12): Loan Summary and Appraisal Acknowledgement shows Appraisal was received by the borrower by email on XXXX at 09:39 Reviewer Comment (2023-07-10): Not seeing the Acknowledgment of Appraisal received. Please re-send the document. Seller Comment (2023-07-05): Appraisal Acknowledgement shows borrower received Appraisal document	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2023-07-18): Received evidence of receipt. Seller Comment (2023-07-12): Loan Summary and Appraisal Acknowledgement shows Appraisal was received by the borrower by email on XXXX at 09:39 Reviewer Comment (2023-07-10): Not seeing the Acknowledgment of Appraisal received. Please re-send the document. Seller Comment (2023-07-05): see response & support document uploaded for exception# XXXX	07/18/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Refinance - Cash-out - Other		D	B	C	A	D	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102317		XXXX	XXXX	07/03/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2023-07-03): Sufficient Cure Provided At Closing		07/03/2023		1		A		A		A		A		A	XXXX	TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	A	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102317		XXXX	XXXX	07/18/2023	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.					Reviewer Comment (2023-08-16): Disclosured signed by lender after consumation date. Document was provided upon request. Seller Comment (2023-08-15): Seller requests buyer review: the form was signed post-closing Seller Comment (2023-08-15): the form was signed post-closing		08/16/2023		2		B		B		B		B		B	XXXX	TX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	A	D	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	File does not contain evidence that the borrower received the initial closing disclosure dated XXXX within 3 days of closing.				Reviewer Comment (2023-06-23): SitusAMC received disclosure tracking for the XXXX CD. Seller Comment (2023-06-22): This info can be found in Loan Summary report (bottom of pg1) for this and all future loans.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.	The subject property is in a flood zone, however the final CD does not reflect the flood insurance as escrowed. The flood insurance was combined with the hazard insurance payment on page 2 and not reflected as a separate line item for the monthly flood payment.				Reviewer Comment (2023-08-21): IEAD provided evidence that the flood insurance was escrowed with the homeowner's insurance. Seller Comment (2023-08-15): we would be able to draft a letter of explanation to the borrower, but we are unable to correct the CD. Would that be sufficient?	08/21/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2023-06-16): Sufficient Cure Provided At Closing		06/16/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per Guidelines, the self-employed borrower must provide a business narrative which includes detail related to the size/scope and operating profile of the business, including the following: § Description of Business/Business Profile § Locations § Number of Employees/Contractors § Description of Goods/Materials § Materials/Trucks/Equipment § Commercial or Retail client base The narrative in the loan file is completed by the Loan Officer, not the borrower. Please provide the borrower copy.				Reviewer Comment (2023-07-25): Trailing XXXX – Business Narrative (Completed by Borrower) Dated XXXX provided. Seller Comment (2023-07-21): See attached narrative completed by the borrower.	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Provide evidence the borrower received the appraisal products at least 3 days prior to closing.				Reviewer Comment (2023-06-23): Received evidence of delivery. Seller Comment (2023-06-22): This info can be found in Loan Summary report (bottom of pg1) for this and all future loans.	06/23/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Provide evidence the borrower received the appraisal products at least 3 days prior to closing.				Reviewer Comment (2023-06-23): Received evidence of delivery. Seller Comment (2023-06-22): DUPLICATE COND - see response to exception ID# XXXX	06/23/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Provide evidence the borrower received the appraisal products at least 3 days prior to closing.				Reviewer Comment (2023-06-23): Received evidence of delivery. Seller Comment (2023-06-22): DUPLICATE COND - see response to exception ID# XXXX	06/23/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/19/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide evidence of coverage of at least Estimated Cost New, or provide Replacement Cost Estimator to verify provided coverage is sufficient.				Reviewer Comment (2023-07-11): Replacement Cost Estimate provided and is sufficient. Seller Comment (2023-07-10): Replacement Cost Estimator in file. See attachment.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Received evidence of delivery.				Reviewer Comment (2023-06-23): Received evidence of delivery at least 3 busn days prior to closing.	06/23/2023			1		A		A		A		A		A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102315		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Received evidence of delivery.				Reviewer Comment (2023-06-23): Evidence appraisal delivered provided.	06/23/2023			1		A		A		A		A		A	XXXX	FL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102321		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Seller fees missing from the buyers' Closing Disclosure and Seller Closing Disclosure missing from the loan file.				Reviewer Comment (2023-07-03): SitusAMC received Seller CD Seller Comment (2023-06-29): Seller Closing Disclosure in file. See attachment.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102321		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Provide evidence the borrower received a copy of the appraisal at least 3 days prior to closing.				Reviewer Comment (2023-06-23): Waiver provided in file. Seller Comment (2023-06-22): This info can be found in Loan Summary report (starting at bottom of pg1, ending on top of pg2) for this and all future loans.	06/23/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	NC	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102321		XXXX	XXXX	06/19/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Provide valid change of circumstance or cure to the borrower with updated PC CD and evidence it was sent to the borrowers with an explanation of changes.				Reviewer Comment (2023-06-19): Sufficient Cure Provided At Closing		06/19/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	NC	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102321		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/XXXX)	Received evidence of appraisal delivery however delivery dated XXXX, CDA dated XXXX.				Reviewer Comment (2023-07-19): No evidence CDA provided to the borrower. Exception amended. Seller Comment (2023-07-13): Disagree - The appraisal was signed by the appraiser on XXXX and it was sent and received by the borrower on XXXX. See attached appraisal and Loan Summary Report Reviewer Comment (2023-07-10): Waiver cannot be used for evidence of delivery for ECOA or per guidelines. Seller Comment (2023-07-05): Please see Right to Receive Copy of Appraisal.	07/19/2023			1		A		A		A		A		A	XXXX	NC	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102321	XXXX	XXXX	07/10/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	72 hour Appraisal Waiver provided and appraisal not provided to the borrower 3 or more days prior to closing. Guidelines do not allow the use of the Appraisal waiver.	Reviewer Comment (2023-08-15): Evidence the appraisal and CDA were provided to the borrower. The appraisal meets the delivery requirement of 3 days prior to closing.

Seller Comment (2023-08-14): In the exception state the following, the Appraisal was provided to the borrower on 5/24/2023 which is shown on the attached Loan History and the Consolidated Collateral Analysis was delivered to the borrower on 6/1/2023.

Reviewer Comment (2023-08-01): 72 hour Appraisal Waiver provided and appraisal not provided to the borrower 3 or more days prior to closing. Guidelines do not allow the use of the Appraisal waiver. Evidence givens shows CDA was received by the Borrower on XXXX, the same day as closing. The waiver cannot be used per guidelines. Exception remains.

Seller Comment (2023-07-28): See Loan History Provided - The document reflects that valuation documents were emailed to the borrower on XXXX & 8:39 and viewed by the borrower on XXXX @ 9:21 & 9:22.

Reviewer Comment (2023-07-25): Trailing Valuation Document Tracking provided. No evidence the Consolidated Collateral Analysis was delivered.

Seller Comment (2023-07-21): Please see Valuation Document Tracking.

Reviewer Comment (2023-07-19): Do not have evidence the CDA was delivered.

Seller Comment (2023-07-13): Disagree - The appraisal was signed by the appraiser on XXXX and it was sent and received by the borrower on XXXX.  See attached appraisal and Loan Summary Report
																		08/15/2023			1		A		A		A		A		A	XXXX	NC	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318		XXXX	XXXX	06/23/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Final	The file was missing a copy of the final title policy.				Reviewer Comment (2023-07-11): Final title received Reviewer Comment (2023-07-07): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Title Evidence: Commitment	07/11/2023			1	A	A	A	A	A	A	A	A	A	A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318	XXXX	XXXX	06/23/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	In file hazard insurance policy has an effective date which is post Note date. Please provide Hazard insurance policy effective date at or prior to disbursement date.	Reviewer Comment (2023-07-19): Updated hazard provided.

Seller Comment (2023-07-13): Borrower switched insurance provider to XXXX. New Policy date effective XXXX, there are no gaps between the Insurance and Closing date. Please see New HOI Policy atttached.

Reviewer Comment (2023-07-11): Please provide the gap coverage documentation and it will be reviewed.

Seller Comment (2023-06-30): Additional explanation provided today: "XXXX has a Vendor XXXX and in the event of a gap in coverage any claims would have been covered during that 3 day window. There are no claims reported for this period of time from XXXX to XXXX."

Seller Comment (2023-06-30): (trying to resend yesterday's document)

Reviewer Comment (2023-06-29): Trailing docs did not contain any docs to clear this exception.

Seller Comment (2023-06-29): The insurance policy has been provided.
																		07/19/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318		XXXX	XXXX	06/23/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX, XXInsurance Verification					Reviewer Comment (2023-07-07): Insurance received. Seller Comment (2023-07-05): The insurance policy has been provided.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318		XXXX	XXXX	06/23/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	Provide final title evidencing the correct coverage amount.				Reviewer Comment (2023-07-07): Final title provided. Seller Comment (2023-06-30): The Final Title Policy has been received and provided.	07/07/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2023-07-07): Loan summary evidences the date the appraisal was sent/received. Seller Comment (2023-06-30): The Appraisal was provided and received by borrower electronically on XXXX - Please review Loan Summary Report attached.	07/07/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318		XXXX	XXXX	06/23/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2023-07-07): Loan Summary provided for proof of delivery/receipt Seller Comment (2023-06-30): The Appraisal was provided and received by borrower electronically on XXXX - Please review Loan Summary Report provided.	07/07/2023			1		A		A		A		A		A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318	XXXX	XXXX	07/19/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Updated hazard provided with an increased premium, causing the DTI to exceed allowable ratios which results in a Loan Designation of ATR Risk.	Reviewer Comment (2023-08-07): HOA verification provided on REO showing the $110 HOA fee is annual and not monthly.

Seller Comment (2023-08-02): 8/1/23: Disagree. The HOA statement for the 2nd home is in the file and indicates the $110 is an annual fee; therefore, the $9.16/mo included in the housing expense was correct.

Reviewer Comment (2023-07-28): PITIA = XXXX, 2nd home = XXXX, debt = XXXX.   Total debt = $XXXX, income = $XXXX, DTI XXXX%. Difference is HOA for second home. Fraud Report reflect HOA of $110.

Seller Comment (2023-07-24): Disagree. Using the $XXXX annual premium increases the debt ratio from XXXX% to XXXX%. Updated 1008 has been provided.
																		08/07/2023			1		A		A		A		A		A	XXXX	TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102318	XXXX	XXXX	07/19/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.33668% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Updated hazard provided with an increased premium, causing the DTI to exceed allowable ratios.	Reviewer Comment (2023-08-07): HOA verification provided on REO showing the $110 HOA fee is annual and not monthly.

Seller Comment (2023-08-02): Disagree. The HOA statement for the 2nd home is in the file and indicates the $110 is an annual fee; therefore, the $9.16/mo included in the housing expense was correct.

Reviewer Comment (2023-07-28): PITIA = XXXX, 2nd home = XXXX, debt = XXXX.   Total debt = $XXXX, income = $XXXX, DTI XXXX%. Difference is HOA for second home. Fraud Report reflect HOA of $110.

Seller Comment (2023-07-24): Disagree. Using the $XXXX annual premium increases the debt ratio from XXXX% to XXXX%. Updated 1008 has been provided.
																		08/07/2023			1		A		A		A		A		A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318	XXXX	XXXX	07/19/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.33668% exceeds Guideline total debt ratio of 50.00000%.	Updated hazard provided with an increased premium, causing the DTI to exceed allowable ratios.	Reviewer Comment (2023-08-07): HOA verification provided on REO showing the $110 HOA fee is annual and not monthly.

Seller Comment (2023-08-02): 8/1/23: Disagree. The HOA statement for the 2nd home is in the file and indicates the $110 is an annual fee; therefore, the $9.16/mo included in the housing expense was correct.

Reviewer Comment (2023-07-28): PITIA = XXXX, 2nd home = XXXX, debt = XXXX.   Total debt = $XXXX, income = $XXXX, DTI XXXX%. Difference is HOA for second home. Fraud Report reflect HOA of $110.

Seller Comment (2023-07-24): Disagree. Using the $XXXX annual premium increases the debt ratio from XXXX% to XXXX%. Updated 1008 has been provided.
																		08/07/2023			1		A		A		A		A		A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102318		XXXX	XXXX	07/28/2023	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds allowable.				Reviewer Comment (2023-08-07): HOA verification provided on REO showing the $110 HOA fee is annual and not monthly. Seller Comment (2023-08-03): Disagree. Documentation has been provided on the other exceptions to show that the revised debt ratio is XXXX%. The latest exception was in regard to the HOA fee on the second home. Documentation was provided to support the amount used to qualify as the $110 dues are annual, not monthly as the reviewer calculated	08/07/2023			1		A		A		A		A		A	XXXX	TX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102326		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2023-06-21): Sufficient Cure Provided At Closing		06/21/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	IA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102326		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2023-06-21): Sufficient Cure Provided At Closing		06/21/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	IA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102326		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations was not provided to applicant within three business days of application.				Reviewer Comment (2023-07-07): Initial List provided. Seller Comment (2023-07-05): See attached housing counselors list provided 3 days of application date. Seller Comment (2023-06-30): See attached housing counselors list provided 3 days of application date.	07/07/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	IA	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102326		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX)	No evidence on the LE that the rate was lock, resulting in a change to these fees. Please provide valid change of circumstance and evidence to support the change.				Reviewer Comment (2023-07-03): SitusAMC received valid COC dated XXXX Seller Comment (2023-06-30): Disagree - Interest rate changed from XXXX to XXXX. See attached change of circumstance.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	IA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102326		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXX)	No evidence on the LE that the rate was lock, resulting in a change to these fees. Please provide valid change of circumstance and evidence to support the change.				Reviewer Comment (2023-07-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception Seller Comment (2023-06-30): See attached COC history.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	IA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102326		XXXX	XXXX	06/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX)	No evidence on the LE that the rate was lock, resulting in a change to these fees. Please provide valid change of circumstance and evidence to support the change.				Reviewer Comment (2023-07-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception Seller Comment (2023-06-30): See attached COC history to support the change.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	IA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102327		XXXX	XXXX	06/30/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXX, XX Insurance Verification, Tax Verification	Missing verification of tax and insurance obligations on retained departure residence.				Reviewer Comment (2023-07-11): Documentation provided. Seller Comment (2023-07-06): The requested documentation has been provided.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102327		XXXX	XXXX	06/30/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2023-06-28): Sufficient Cure Provided At Closing		06/28/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102327		XXXX	XXXX	06/30/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Provide evidence the borrower received a copy of the appraisal not less than 3 days prior to closing. Loans are ineligible for a 72-hour Waiver.				Reviewer Comment (2023-07-11): Delivery provided. Seller Comment (2023-07-07): Evidence that Appraisal was received by borrower prior to closing has been received and provided.	07/11/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	GA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102327		XXXX	XXXX	06/30/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		72 hour Appraisal Waiver provided and appraisal not provided to the borrower 3 or more days prior to closing. Guidelines do not allow the use of the Appraisal waiver.				Reviewer Comment (2023-07-11): Delivery prior to closing (3 days) provided. Seller Comment (2023-07-07): Evidence that Appraisal was received by borrower prior to closing has been received and provided.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102324		XXXX	XXXX	06/30/2023	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided						Reviewer Comment (2023-07-10): Security instrument with riders received. Seller Comment (2023-07-06): See attached, Recorded Mortgage.	07/10/2023			1	D	A	D	A	D	A	D	A	D	A	XXXX	CA	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102324		XXXX	XXXX	06/30/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2023-08-15): Cleared	08/15/2023			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102324		XXXX	XXXX	06/30/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage.				Reviewer Comment (2023-07-18): Final provided. Seller Comment (2023-07-13): Sent Final Title Policy with accurate coverage	07/18/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102324		XXXX	XXXX	06/30/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: 04/03/2023	The subject property is located in a FEMA disaster area. The appraisal was completed after the declaration date however an end date has not been established.				Reviewer Comment (2023-07-18): End date has been established, new exception set. Seller Comment (2023-07-11): Please see the attached PDI	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102324		XXXX	XXXX	06/30/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX					Reviewer Comment (2023-06-29): Sufficient Cure Provided At Closing		06/29/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Second Home	Purchase	Final CD evidences Cure	D	A	D	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102324	XXXX	XXXX	07/18/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: 07/10/2023 Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: 04/03/2023	Reviewer Comment (2023-08-07): Post disaster inspection was provided showing no damage.

Seller Comment (2023-08-03): Post Disaster Inspection Report dated XXXX has been provided.

Reviewer Comment (2023-08-01): Acknowledge Property Condition Report uploaded..Inspection date was XXXX. Disaster end date was XXXX. Inspection was completed prior to Disaster end date. Exception remains.

Seller Comment (2023-07-28): Please see the attached PDI

Reviewer Comment (2023-07-18): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Most Recent Valuation Inspection Date: XXXX
Disaster End Date: 07/10/2023
Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES
Disaster Declaration Date: 04/03/2023

Reviewer Comment (2023-07-18): An inspection was completed XXXX after declaration date however prior to end date.
																		08/07/2023			1		A		A		A		A		A	XXXX	CA	Second Home	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102329		XXXX	XXXX	07/11/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	Secondary valuation not provided, LCA states R&W Not Eligible, could not be assessed.				Reviewer Comment (2023-07-28): CDA provided. Seller Comment (2023-07-24): See attached CDA	07/28/2023			1	A	A	D	A	A	A	A	A	D	A	XXXX	TX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	4350102329	XXXX	XXXX	07/11/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Fee Amount of $XXXX exceeds tolerance of $XXXX. No cure provided to the borrower.	Reviewer Comment (2023-08-03): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2023-08-02): Restitution for increase to discount points attached.

Reviewer Comment (2023-07-21): SitusAMC received COC dated XXXX for loan amount changed however loan amount changed on CD dated XXXX which is before COC.  Please provide valid COC within 3 days of XXXX or cure is required. Cure consists of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2023-07-20): COC dated XXXX corresponds with the 2nd CD dated XXXX that was disclosed to the borrower and signed XXXX. The initial CD dated XXXX was signed XXXX and did no disclose any increase.  What would be needed to further explain or clear this issue

Reviewer Comment (2023-07-17): SitusAMC received XXXX and XXXX changed circumstances.  However, the discouont points increased from $XXXX from the 5-24 baseline update COC to $XXXX on the XXXX CD which is prior to the XXXX changed circumstance.  Missing a valid changed circumstance to support the change on XXXX.

Seller Comment (2023-07-13): Corresponding CD signed by borrower on 06/07/2023 with updated loan amount. COC Dated 06/05/2023 shows Loan amount increase which allows discount points to increase by percentange of loan amount
																			08/03/2023		2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102329		XXXX	XXXX	07/11/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Per Guidelines, borrowers do not qualify for 20% Expense Factor since there is more than 1 owner, it is not a service business, and the business rents business space. 50% Expense Factor used at review resulting in a higher debt ratio, yet still within allowable limits. Please provide corrected Approval.				Reviewer Comment (2023-07-19): 1008 provided. Seller Comment (2023-07-17): The XXXX product is a manually underwritten product. Therefore, there is no corrected AUS approval to be provided. Please note the DU findings in the file should be disregarded as they were from the TPO and were not used to underwrite and approve the loan.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	4350102329		XXXX	XXXX	07/11/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		Per Guidelines, borrowers do not qualify for 20% Expense Factor since there is more than 1 owner, it is not a service business, and the business rents business space. 50% Expense Factor used at review resulting in a higher debt ratio, yet still within allowable limits. Please provide corrected 1008.				Reviewer Comment (2023-07-19): 1008 provided. Seller Comment (2023-07-17): Disagree. The loan was approved using the 50% expense factor. Total eligible deposits of $XXXX x XXXX% = $XXXX/ 12 months = $XXXX/mo. The 1008 reflects $XXXX/mo.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	4350102329		XXXX	XXXX	07/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per Guidelines, borrowers do not qualify for 20% Expense Factor since there is more than 1 owner, it is not a service business, and the business rents business space. 50% Expense Factor used at review resulting in a higher debt ratio, yet still within allowable limits. Please provide corrected 1003.				Reviewer Comment (2023-07-28): Corrected 1003 provided. Seller Comment (2023-07-20): What else is needed to clear issue? Reviewer Comment (2023-07-19): Document provided. Seller Comment (2023-07-17): A revised 1003 has been provided.	07/28/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Primary	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2023-07-19): Document provided. Seller Comment (2023-07-17): Fraud Report has been provided.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: 04/03/2023	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required. No end date has been declared yet.				Reviewer Comment (2023-07-19): End date declared.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (XXXX)	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2023-07-11): Sufficient Cure Provided within 60 Days of Closing		07/11/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $XXXX compared to the calculated total of payments of $XXXX which exceeds the $100.00 threshold. (Final/XXXX)	Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $150.00 compared to the calculated total of payments of $XXXX which exceeds the $100.00 threshold.				Reviewer Comment (2023-07-21): Cured prior to discovery. Seller Comment (2023-07-19): Disagree: The calculated Total Payments amount is $XXXX and the disclosed Total payments amount is $XXXX. The Disclosed Total payments is over disclosed by $XXXX no violation occurred. Revised Closing CD and Predatory Compliance Test have been provided.		07/21/2023		2	C	B	C	B	C	B	C	B	C	B	XXXX	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Initial Closing Disclosure dated XXXX not provided to Borrower(s) at least three (3) business days prior to closing date of XXXX.				Reviewer Comment (2023-07-18): SitusAMC received initial CD evidence which is three days prior to closing date. Seller Comment (2023-07-17): Disagree: Closing date XXXX, Initial Closing Disclosure was issued on XXXX and received by Borrower on XXXX. No violation occurred. Loan Summary Report has been provided.	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	Final Title Policy missing in file.				Reviewer Comment (2023-07-19): Final title provided.	07/19/2023			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2023-07-19): Final title provided. Seller Comment (2023-07-17): Final Title Policy has been received and provided.	07/19/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No documentation in file to evidence the appraisal was provided to the borrower at least 3 business days prior to closing.				Reviewer Comment (2023-07-19): Delivery verification provided. Seller Comment (2023-07-17): Disagree - Appraisal was provided to borrower electronically on XXXX. Please review Loan Summary Report attached.	07/19/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/13/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Please provide 12 month chain of title.				Reviewer Comment (2023-07-26): Trailing Preliminary Title Report Effective Date XXXX) Note 5 reflects there are No conveyances affecting said Land recorded within 24 months of the date of this report (Note date XXXX). Seller Comment (2023-07-18): Please see Note 5 - Preliminary Title Police attached.	07/26/2023			1	C	A	C	A	C	A	C	A	D	A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102322		XXXX	XXXX	07/19/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: 07/10/2023 Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: 04/03/2023					Reviewer Comment (2023-07-26): Trailing Property Condition Report dated XXXX provided. Seller Comment (2023-07-19): Post Disaster Inspection Report has been provided.	07/26/2023			1		A		A		A		A		A	XXXX	CA	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount is not provided.				Reviewer Comment (2023-07-25): Trailing ALTA Expanded Coverage Residential Loan Policy provided. Seller Comment (2023-07-20): Final Title Policy in file. See attachment.	07/25/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	The file was missing a copy of the final title policy.				Reviewer Comment (2023-07-25): Trailing ALTA Expanded Coverage Residential Loan Policy provided.	07/25/2023			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Provide verification all appraisals were delivered to the borrower at least 3 days prior tp closing.				Reviewer Comment (2023-07-25): Trailing Valuation Document Tracking provided. Valuation Sent XXXX Received XXXX Seller Comment (2023-07-21): Disagree - The appraisal was signed by the appraiser on XXXX and it was sent and received by the borrower on XXXX. See attached appraisal and Valuation document tracking.	07/25/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + XXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of XXXX% or Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + 1.5%, or XXXX%.				Reviewer Comment (2023-07-25): Trailing Valuation Document Tracking provided. Valuation Sent XXXX Received XXXX	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2023-07-25): Trailing Valuation Document Tracking provided. Valuation Sent XXXX Received XXXX Seller Comment (2023-07-21): Sent evidence borrower received appraisal prior to closing.	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XXXX)	Seller closing disclosure was not provided.				Reviewer Comment (2023-07-24): Buyer is purchasing from builder. No seller fees charged. Seller Comment (2023-07-20): Seller Closing Disclosure in file. See attachment.	07/24/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	10% tolerance was exceeded by $XXXX. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-07-11): Sufficient Cure Provided At Closing		07/11/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Second Appraisal Fee was last disclosed as $0.00 on LE but disclosed as $150.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $150, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2023-07-11): Sufficient Cure Provided At Closing		07/11/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102319		XXXX	XXXX	07/13/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		72 hour Appraisal Waiver provided and appraisal not provided to the borrower 3 or more days prior to closing. Guidelines do not allow the use of the Appraisal waiver.				Reviewer Comment (2023-07-25): Trailing Valuation Document Tracking provided. Appraisal Full Sent XXXX Received XXXX. Appraisal Inspection Sent XXXX Received XXXX. Jumbo Appraisal Review Sent XXXX Received XXXX Seller Comment (2023-07-21): Sent evidence borrower received appraisal prior to closing.	07/25/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102328		XXXX	XXXX	07/24/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Sufficient cure was provided to the borrower at Closing.				Reviewer Comment (2023-07-20): Sufficient Cure Provided At Closing		07/20/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102328		XXXX	XXXX	07/24/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2023-08-07): Evidence of delivery was provided. Seller Comment (2023-08-03): XXXX Secondary valuation is in the file. See attached for review. Reviewer Comment (2023-08-01): Acknowledge date of receipt of primary appraisal. Date secondary valuation was provided and received was not found in file. Exception remains. Seller Comment (2023-07-27): Borrower received valuation through email XXXX prior to consummation. See attached.	08/07/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102328		XXXX	XXXX	07/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2023-08-01): Final Title Policy provided.	08/01/2023			1	A	A	A	A	A	A	A	A	A	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102328		XXXX	XXXX	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Seller Closing Disclosure was not provided.				Reviewer Comment (2023-08-01): Seller Closing Disclosure was provided. Seller Comment (2023-08-01): See attached, Seller Cd.	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102328		XXXX	XXXX	07/24/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2023-08-01): Final Title Policy was provided. Seller Comment (2023-07-27): See attached Final title policy.	08/01/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316		XXXX	XXXX	07/24/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (2023-07-20): Sufficient Cure Provided At Closing		07/20/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	KY	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102316		XXXX	XXXX	07/24/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2023-08-07): Documentation provided. Seller Comment (2023-08-03): Fraud Report in file. See attachment. Seller Comment (2023-07-28): Fraud Report in file. See attachment.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316		XXXX	XXXX	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Seller Closing Disclosure was not provided.				Reviewer Comment (2023-08-11): Seller CD provided. Seller Comment (2023-08-09): Seller Closing Disclosure in file. See attachment.	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316	XXXX	XXXX	07/24/2023	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines	Borrower did not meet the tradelines requirement.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-08-07): Lender Exception with Compensating Factors.

Seller Comment (2023-08-03): Agree: The exception approval signed by the manager was completed on XXXX after the loan closed.  Please see the attached exception approval

Reviewer Comment (2023-07-28): Please provide Lender Exception form with Compensating Factors with management approval, or Lender Approval reflecting required information and acceptance.

Seller Comment (2023-07-26): Agree:  Borrower does not meet the tradeline requirement for the Advantage Bank Statement Product.  I am requesting an exception for the 24 month tradeline requirement.    Borrower has 2 accounts with a history greater than 12 months, low dti, 10 months of reserves and has good credit scores.
																				08/07/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316		XXXX	XXXX	07/24/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	Appraisal was revised. No evidence the borrower received a copy of the revised appraisal.				Reviewer Comment (2023-08-11): Tracking provided. Seller Comment (2023-08-09): Please see Doc Tracking	08/11/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316		XXXX	XXXX	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Income sources are from both personal and business bank accounts. Please provide all business or all personal account statements, as Guidelines do not indicate the use of two different types are allowed.				Reviewer Comment (2023-08-11): Personal Statements provided. Seller Comment (2023-08-09): Agree- Per XXXX Guidelines 12 months of bank statements are required. Please see the 12 month of bank statements for XXXX acct #XXXX from XXXX of XXXX through XXXX 2023. (Please see the attached documents) Reviewer Comment (2023-08-07): 2 additional month business statements were provided but only total 7 months. Condition remains. Seller Comment (2023-07-26): Agree: Please see the attached 12 months of Business Bankstatements which were used to calculate the income.	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316		XXXX	XXXX	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Clarification required. CPA letter reflects two different dates of Incorporation. Please provide third party verification of start date.				Reviewer Comment (2023-08-07): Supporting documentation provided. Seller Comment (2023-07-26): Agree: CPA letter has the incorporated date as XXXX & XXXX. The most recent CPA letter dated XXXX states that the business was incorporated in 2023 and the borrower has been in the same line of work for 2 years. Please see the attached document from Secretary of state verifying the business was incorporated in 2023. According to the XXXX Guidelines a letter from the CPA is acceptable for verifying 2 year employment history.	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316		XXXX	XXXX	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2023-08-11): Evidence of delivery 3 days prior to closing provided. Seller Comment (2023-08-09): Please see E-Consent documentation.	08/11/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102316	XXXX	XXXX	08/11/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Updated income documentation required to match 12 months personal bank statement supplied: 1003, 1008, UW Worksheet.	Reviewer Comment (2023-08-21): Calculations clarified.

Seller Comment (2023-08-17): Disagree: Income used for qualifying is $XXXX.  Qualifying Income: To determine net income, multiply eligible business deposits by the following: 100% minus the Expense Ratio as described above.   The UW used 50% expense ratio to calculate the income.  Total income $XXXX minus 50% expense ratio = $XXXX.  XXXX acct #XXXX statements for the months of January & April supports deposits of $XXXX;  XXXX account acct #XXXX for the months of June 2022 thru May 2023 supports 12 months of deposits for a total of $XXXX & XXXX acct #XXXX for May 2023 supports $110000.00.   Please see the attached guidelines, income calculation worksheet which includes the income calculation and deposit analysis, 1003, 1008 and underwriter worksheet & ban

Reviewer Comment (2023-08-15): The documents provided including income calculator do not seem to match the personal bank statement provided.  The income worksheet does not match December 2022 through May 2023.

Seller Comment (2023-08-11): Agree: Please see the attached Loan Transmittal, Loan Application and Underwriting Worksheet
																		08/21/2023			1		A		A		A		A		A	XXXX	KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102325		XXXX	XXXX	07/24/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment					Reviewer Comment (2023-08-01): A Final Title Policy was provided. Exception cleared.	08/01/2023			1	A	A	A	A	A	A	A	A	A	A	XXXX	IL	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102325		XXXX	XXXX	07/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of XXXX% or Final Disclosure APR of XXXX0% is equal to or greater than the threshold of APOR XXX% + XXXX%, or XXXX%. Non-Compliant Higher Priced Mortgage Loan.	Final Disclosure APR of XXXX% is equal to or greater than the threshold of APOR XXXX% + 1.5%, or XXXX%.				Reviewer Comment (2023-08-15): Evidence of appraisal sent and received by borrower was provided. Seller Comment (2023-08-10): Appraisal Delivery Tracking has been received and provided. Reviewer Comment (2023-08-01): Loan will revert to Compliant once evidence of delivery of the appraisal(s) is provided and be regraded an EV1. Seller Comment (2023-07-27): Disagree: Loan does not fail HPML testing see attached Residual Income Worksheet.	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102325	XXXX	XXXX	07/24/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2023-08-15): Evidence of appraisal sent and received by borrower was provided.

Seller Comment (2023-08-10): Appraisal Delivery Tracking has been received and provided.

Reviewer Comment (2023-08-01): Acknowledge waiver in file. Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement. Evidence borrower received valuation 3 business days prior to consummation was not provided. Exception remains.

Seller Comment (2023-07-27): Disagree – Appraisal waiver for the 3 days timing requirement was signed by borrower.  Please see attached Appraisal waiver and signed Acknowledgement of Receipt of Appraisal Report.
																		08/15/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102325		XXXX	XXXX	07/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines do not allow the use of the Appraisal waiver for the 3 day timing requirement however there is a signed waiver is located in the file and evidence of receipt was not provided.				Reviewer Comment (2023-08-15): Evidence of appraisal sent and received by borrower was provided. Seller Comment (2023-08-10): Appraisal Delivery Tracking has been received and provided. Reviewer Comment (2023-08-01): Acknowledgement of Receopt of Appraisal Report document does not show receipt date of appraisal by borrower. Unable to determine date of receipt from documentation in file.Appraisal waiver is not allowed per guidelines. Exception remains. Seller Comment (2023-07-27): Disagree –Acknowledgement of Receipt of Appraisal Report was found in file, please see it attached.	08/15/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102325		XXXX	XXXX	07/24/2023	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Title commitment shows Memorandums of Judgements in the amount of $XXXX and $XXXX. Please provide final title as evidence these have been removed.				Reviewer Comment (2023-08-01): A Final Title has been provided. Judgements are not present. Exception cleared. Seller Comment (2023-07-28): Final Title Policy has been received and provided.	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	IL	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102325	XXXX	XXXX	07/24/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	No evidence provided that the borrowers received a copy of the appraisal valuation at or before closing.	Reviewer Comment (2023-08-15): Evidence of appraisal sent and received by borrower was provided.

Seller Comment (2023-08-10): Appraisal Delivery Tracking has been received and provided.

Reviewer Comment (2023-08-01): Date of receipt of Appriasal was not provided. Acknowledgement of Receipt of Appraisal Report document cannot be used as it acknowledges borrower previously waived right to review appraisal 3 days prior to consummation. Guidelines do not allow waiver, and date appraisal provided in not in file. Exception remains.

Seller Comment (2023-07-27): Disagree –Acknowledgement of Receipt of Appraisal Report was found in file, please see it attached.
																		08/15/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	IL	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102333		XXXX	XXXX	07/28/2023	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXx, XXXX, Address: XXXX, XXXXStatement Statement					Reviewer Comment (2023-08-03): Received Seller Comment (2023-08-02): Uploading 1st Payments Reviewer Comment (2023-08-01): Received documentation for one of the properties, still need mortgage statement for 2 of the properties. Reviewer Comment (2023-08-01): EXCEPTION HISTORY - Exception Detail was updated on XXXX PRIOR Exception Detail: Address: XXXX, Address: XXXX, Address: XXXX EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Statement Statement Statement Seller Comment (2023-08-01): Uploaded REO Documents	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	4350102333		XXXX	XXXX	07/28/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	LTV exceeds Guidelines of 70% due to rural property type. Lender Exception with Compensating Factors provided.	Borrower has verified disposable income of at least $2500.00. Miscellaneous	Lender Exception with Compensating Factors. Reserves exceed required amount by more than 4 months.	Aggregator,SitusAMC SitusAMC,Aggregator	Reviewer Comment (2023-07-27): Lender Exception with Compensating Factors provided.			07/27/2023	2	B	B	B	B	B	B	B	B	B	B	XXXX	AZ	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	4350102334	XXXX	XXXX	07/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.74 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 5.74 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2023-08-07): Received updated guidelines that allow for cash-out to be used.

Reviewer Comment (2023-08-04): Guidelines provided to SAMC, Effective with locks taken on or after December 9, 2022 (v2 revised 12/14/22), reflect the following for the XXXX Guidelines (pg 25-26) : Acceptable Sources of Reserves
• Funds in non-cash holdings (stocks, bonds, mutual funds) are not required to be discounted.
• Retirement accounts used for reserves.
o Employer sponsored savings plans (like a 401k) require TOW from employer which allow for hardship withdrawal (not required for IRA)
Unacceptable sources for Reserves
• Reserves may not come from a 1031 exchange account
• Reserves may not come from gift funds
• Reserves may not come from subject property cash out refinance. Unable to use Clear Exception at this time.

Seller Comment (2023-08-03): Uploaded lender attestation and snip of GL stating that cash out can be used as reserves except for loan amounts greater than $3,500,000.  Please waive.

Reviewer Comment (2023-08-03): Guidelines provided for this program do not allow for use of cash out from subject property.

Seller Comment (2023-08-02): uploaded UW LOE - This is a cash out refinance netting $XXXX.  And we can use cash out proceeds for reserves
																		08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	4350102335		XXXX	XXXX	07/28/2023	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Business Account #XXXX Statement of Jan 2023 is missing in file for verification of bank statement income. 12 months of statements are required.				Reviewer Comment (2023-08-03): Received Jan statement Seller Comment (2023-08-02): Uploaded Jan Stmt	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102335		XXXX	XXXX	07/28/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided						Reviewer Comment (2023-08-03): Property owned free and clear Seller Comment (2023-08-02): Uploaded UW LOE - Reference #1 Both borrowers have lived there over 2 years and the subject is owned free and clear.	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102335		XXXX	XXXX	07/28/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title Policy amount is not given on Title Preliminary document.				Reviewer Comment (2023-08-01): Received supplement Seller Comment (2023-08-01): uploaded title supplement showing amount	08/01/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102335		XXXX	XXXX	07/28/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Account Statements - Business	Business Account #XXXX Statement of Jan 2023 is missing in file for verification of bank statement income. 12 months of statements are required.				Reviewer Comment (2023-08-03): Received Jan statement Seller Comment (2023-08-02): Uploaded Jan Stmt	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102335	XXXX	XXXX	07/28/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.66 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2023-08-07): Received updated guidelines allowing cash-out to be used for reserves.

Reviewer Comment (2023-08-04): It appears we are not using the same guidelines.  We have reached out for clarification and applicable guidelines.

Seller Comment (2023-08-03): Uploaded lender attestation and snip of GL stating that cash out can be used as reserves except for loan amounts greater than $3,500,000.  Please waive.

Reviewer Comment (2023-08-03): Page 26 of guidelines provided state reserves may not come from subject property cash out refinance.

Seller Comment (2023-08-02): Uploaded UW LOE - Reference #2 - Guidelines allow for cash out to be used for reserves.
																		08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102331		XXXX	XXXX	08/01/2023	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided						Reviewer Comment (2023-08-07): Blanket policy was provided. Seller Comment (2023-08-01): uploaded master flood dec page	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102331		XXXX	XXXX	08/01/2023	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (VRBO, Airbnb, etc.) not provided						Reviewer Comment (2023-08-09): 1007 provided. Seller Comment (2023-08-08): uploaded 1007 from appraisal with income figures Reviewer Comment (2023-08-07): Please provide documentation appraiser references used to determine income. Seller Comment (2023-08-02): uploaded UW LOE - per 1008 the DSCR was calculated using 80% of the STR market rents as stated on the 1007	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102331		XXXX	XXXX	08/01/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.						Reviewer Comment (2023-08-09): Sufficient documentation provided. Seller Comment (2023-08-08): re-uploaded litigation docs	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102331		XXXX	XXXX	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property was identified as a non-warrantable condo. Guidelines require this to be approved on an exception basis only. An exception was not located in the loan file.				Reviewer Comment (2023-08-07): Trailing docs did not contain any docs to clear this exception. Seller Comment (2023-08-02): Uploaded UW LOE - At 70% this is a limited review – I see no documentation within the appraisal or on the questionnaire to indicate this is a Non warrantable condo	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102331		XXXX	XXXX	08/01/2023	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Master Condominium Insurance Policy missing from the loan file.				Reviewer Comment (2023-08-07): Blanket policy was provided. Seller Comment (2023-08-01): uploaded master condo policy	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102331		XXXX	XXXX	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide AirDNA.				Reviewer Comment (2023-08-09): 1007 Provided. Seller Comment (2023-08-08): uploaded 1007 from appraisal with income figures Reviewer Comment (2023-08-07): Please provide documentation appraiser references used to determine income. Seller Comment (2023-08-02): uploaded UW LOE - per 1008 the DSCR was calculated using 80% of the STR market rents as stated on the 1007	08/09/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102343		XXXX	XXXX	07/31/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 4.00.					Reviewer Comment (2023-08-08): Updated guidelines provided allowing for use of cash out proceeds for reserves. Seller Comment (2023-08-07): uploaded attestation - per GL cash out can be used as reserves Reviewer Comment (2023-08-03): Guidelines state reserves may not come from subject property cash out. Seller Comment (2023-08-02): Uploaded UW LOE - The borrower received $XXXX – 4 mos PITIA is only $XXXX. This Exceeds the amount needed by more than $XXXX.	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102343		XXXX	XXXX	07/31/2023	Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.						Reviewer Comment (2023-08-03): Received Seller Comment (2023-08-01): Uploaded HOI Renewal	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102343		XXXX	XXXX	07/31/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard Insurance Policy expires within 30 days of the Note Date.	Hazard Insurance Policy Expiration Date XXXX, Note Date XXXX					Reviewer Comment (2023-08-08): Renewal provided. Seller Comment (2023-08-07): Re-uploading HOI renewal - effective dates 8-6-2023 thru 8-6-2024 Reviewer Comment (2023-08-03): EXCEPTION HISTORY - Exception Explanation was updated on 08/03/2023 PRIOR Exception Explanation: Hazard Insurance Policy Expiration Date 08/06/2023, Note Date XXXX	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102341		XXXX	XXXX	07/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing in file.				Reviewer Comment (2023-08-01): All members listed on the articles of organization are listed on the loan documents, lender policy does not require Corporate Resolution. Seller Comment (2023-08-01): Uploaded UW LOE - Corporate Resolution and Operating Agreement not required	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102341		XXXX	XXXX	07/31/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement is missing in file.				Reviewer Comment (2023-08-01): All members listed on the articles of organization are listed on the loan documents, lender policy does not require Operating agreement.	08/01/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	AZ	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102332		XXXX	XXXX	08/01/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		An exception was approved for Non-borrowing member of the LLC. Guidelines required that all entity members must also be borrowers. Compensating factors were cited as reserves exceed guideline requirements, and depth of credit: prior housing history.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	Comp factors considered for lender exception. Comp factors considered for lender exception.	Originator SitusAMC,Originator	Reviewer Comment (2023-08-15): Comp factors considered for lender exception. Seller Comment (2023-08-10): Uploaded Director's Email - actual reserves ended up being just over 9 months and we also have XXXX DCSR.			08/15/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102332		XXXX	XXXX	08/01/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Lender exception was requested for LTV and Novice investor -DSCR which was approved with comp factors reserves exceed guideline requirement and depth of credit, primary housing history.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	Comp factors considered for lender exception. Comp factors considered for lender exception.	Originator SitusAMC,Originator	Reviewer Comment (2023-08-15): Comp factors considered for lender exception. Seller Comment (2023-08-10): Uploaded Director's Email - actual reserves ended up being just over 9 months and we also have XXXX DCSR.			08/15/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102332		XXXX	XXXX	08/01/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Maximum CLTV for Novice Investor is 75%.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	Comp factors considered for lender exception. Comp factors considered for lender exception.	Originator SitusAMC,Originator	Reviewer Comment (2023-08-15): Comp factors considered for lender exception. Seller Comment (2023-08-10): Uploaded Director's Email - actual reserves ended up being just over 9 months and we also have XXXX DCSR.			08/15/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102338		XXXX	XXXX	07/31/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Maximum LTV on Short Term Rental is 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception	Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-08-01): Lender Exception provided. Seller Comment (2023-08-01): Uploaded Exception approval for LTV			08/01/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NV	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102330		XXXX	XXXX	08/07/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.98938% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 80% exceeds 75% allowable for Short Term Rental.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors provided.	Originator,SitusAMC	Reviewer Comment (2023-08-07): Lender Exception with Compensating Factors provided.			08/07/2023	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350102336		XXXX	XXXX	08/02/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2023-08-07): Desk review was provided. Seller Comment (2023-08-03): Uploaded CDA	08/07/2023			1	D	A	D	A	D	A	D	A	D	A	XXXX	PA	Second Home	Refinance - Cash-out - Other		D	B	A	A	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	4350102336		XXXX	XXXX	08/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on 07/20/2023 are underdisclosed. (Final/07/20/2023)	Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are under disclosed. Final Closing Disclosure does not reflect the HOA dues under the Non-Escrowed Property Costs calculation.				Reviewer Comment (2023-08-14): SitusAMC Received PCCD and LOE Seller Comment (2023-08-11): Uploaded email delivery confirmation Reviewer Comment (2023-08-08): Please provide Lender Correspondence explaining to the borrower the changes made to the CD and evidence of delivery. Seller Comment (2023-08-07): Uploaded PC CD		08/14/2023		2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102336		XXXX	XXXX	08/04/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Sufficient cure provided at closing				Reviewer Comment (2023-08-04): Sufficient Cure Provided At Closing		08/04/2023		1		A		A		A		A		A	XXXX	PA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	A	A	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102337		XXXX	XXXX	08/02/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Please provide Income worksheet to verify rents utilized to obtain DSCR.				Reviewer Comment (2023-08-07): Corrected rental shown on AirDNA. Seller Comment (2023-08-03): Uploaded UW LOE	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102323		XXXX	XXXX	08/03/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	No evidence in the file the borrower received a copy of the secondary valuation.				Reviewer Comment (2023-08-09): Trailing Disclosure Management Milestone Dates reflect the Borrower received for Valuation XXX via email. Further, the Borrower executed the Acknowledgment of Receipt of Written Valuation on XXXX reflecting all written valuations developed in association with your loan are provided. Seller Comment (2023-08-07): Disagree - Borrower received both appraisal valuations by email. See attached for secondary.	08/09/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	VA	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102340		XXXX	XXXX	08/02/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	The homeowner's insurance declarations page in the file verified an effective date of XXXX which is after the consummation date of XXXX. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2023-08-07): Previous policy if effect at time of origination was provided. Seller Comment (2023-08-03): uploaded current and renewal HOI	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102340		XXXX	XXXX	08/02/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 4.00.	Assets are required to cover reserve requirement of 4 months PITIA				Reviewer Comment (2023-08-08): Received updated guidelines allowing cash out from reserves. Seller Comment (2023-08-08): uploaded attestation - cash out can be used as reserves per guides. Reviewer Comment (2023-08-07): XXXX DSCR Guidelines list as Unacceptable Sources for Reserves: Reserves may not come from subject property cash out refinance. Condition remains. Seller Comment (2023-08-03): Uploaded UW LOE - Cash out refi. Cash out may be used to meet the reserve requirement per GL.	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102342		XXXX	XXXX	08/02/2023	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 4.00.	PITIA months reserves of is less than Guideline PITIA months reserves				Reviewer Comment (2023-08-08): Received updated guidelines, cashout proceeds can be used. Seller Comment (2023-08-07): Uploaded atetstation - cash out can be used as reserves per DSCR GL. Please waive Reviewer Comment (2023-08-07): XXXX DSCR Guidelines list as Unacceptable Sources for Reserves: Reserves may not come from subject property cash out refinance. Condition remains. Seller Comment (2023-08-03): uploaded UW LOE - this is a cash out refi. Cash out may be used to meet the reserve requirement per GL	08/08/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102339		XXXX	XXXX	08/02/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.72 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Please provide Income/Underwriting Worksheet to verify rents utilized to determine DSCR.				Reviewer Comment (2023-08-07): AirDNA was provided. Seller Comment (2023-08-03): Uploaded AirDNA report showing income of $XXXX XXXX% = $XXXX / XXXX = $XXXX	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	GA	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102339		XXXX	XXXX	08/02/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Short term rent occupancy is less than 60% as required by guideline.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Lender exception	Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-08-08): Lender exception provided. Seller Comment (2023-08-03): Uploaded exception from file to clear			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	GA	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102923		XXXX	XXXX	08/08/2023	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $XXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (2023-08-08): Sufficient Cure Provided At Closing		08/08/2023		1	A	A	A	A	A	A	A	A	A	A	XXXX	NJ	Second Home	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	4350102923		XXXX	XXXX	08/08/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	Provide all valuations and evidence they were delivered to the borrower.				Reviewer Comment (2023-08-15): Verification of receipt provided. Seller Comment (2023-08-11): Please review the Loan Event History attached.	08/15/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	NJ	Second Home	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	4350102298		XXXX	XXXX	05/17/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage $XXXX is less than subject loan amount $XXXX and estimated cost new $XXXX on the appraisal. Replacement Cost Estimator is not provided to support the coverage amount.				Reviewer Comment (2023-06-27): Received updated policy. Condition cleared. Buyer Comment (2023-06-23): See attached.	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102298		XXXX	XXXX	05/17/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for XXXX, sole member of the borrowing entity.				Reviewer Comment (2023-06-09): Received in trailing docs. Buyer Comment (2023-06-09): See attached.	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102238		XXXX	XXXX	05/18/2023	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file.	The preliminary title report in file disclosed $XXXX of title insurance coverage; however this is less than the loan amount of XXXX. Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2023-06-26): Received updated commitment. Condition cleared. Buyer Comment (2023-06-22): See attached.	06/26/2023			1	B	A	B	A	B	A	B	A	B	A	XXXX	OH	Investment	Refinance - Rate/Term		B	A	B	A			A	A		N/A	No
XXXX	XXXX	4350102259		XXXX	XXXX	05/22/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX	Credit Report date is XXXX and Note Date is XXXX which is more than 90 days old. File is missing credit report within 90 days of Note Date.	The qualifying DSCR on the loan is greater than the guideline minimum.	Lender granted exception with compensating factors noted in file.	SitusAMC,Originator	Reviewer Comment (2023-07-07): Downgrade and waive per clients directive. Reviewer Comment (2023-06-26): Post closing exception approval. Condition downgraded and waived. Buyer Comment (2023-06-22): Post approval exception granted by lender - Credit report < 10 days expired. comp factors to assist in waiver FICO XXXX, DSCR > 1.15 & liquidity > $150k			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102259		XXXX	XXXX	05/22/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tape reflects lender exception for criminal background due to aged and non financial factors. Lender exception in the file reflecting exception granted.	The qualifying DSCR on the loan is greater than the guideline minimum.	Lender granted exception with compensating factors noted in file.	SitusAMC,Originator	Reviewer Comment (2023-07-07): Exception on tape. Exception downgraded and waived per lender instructions. Reviewer Comment (2023-06-26): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-22): Per data tape lender approved. Please downgrade/waive. Thank you.			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102259		XXXX	XXXX	05/22/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 105.51724% exceeds Guideline loan to value percentage of 75.00000%.	Subject property was purchased on XXXX, less than 6 months from Application date XXXX. LTV XXXX% is based on purchase price of $XXXX. Rehab SOW/budget is not provided to support increased property value $XXXX. LTV based on the appraisal value is XXXX%.	The qualifying DSCR on the loan is greater than the guideline minimum.	Lender granted exception with compensating factors noted in file.	SitusAMC,Originator	Reviewer Comment (2023-07-07): Appraisal supports value increase. Condition cleared. Reviewer Comment (2023-07-03): Per client, waive with comp factors. Buyer Comment (2023-06-30): UW Discretion used for property seasoned between 3-6 months. Please downgrade and waive. Thank you.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102301		XXXX	XXXX	05/22/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing Corporate Resolution/Authority to Bind/Unanimous Consent signed by both members reflecting binding/signing authority.				Reviewer Comment (2023-07-07): Provided within Operating Agreement, cleared XXXX. Buyer Comment (2023-07-07): Corp resolution not required signing authority documented within operating agreement when taken into account with ownership %s. Please clear or cancel this exception. Thank you.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102301		XXXX	XXXX	05/22/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for non guaranteeing key principal XXXX..				Reviewer Comment (2023-06-26): Received OFAC results. Condition cleared. Buyer Comment (2023-06-22): See attached.	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102239		XXXX	XXXX	05/17/2023	Credit	Guideline	Guideline Issue	Guideline	Asset qualifications not met per guidelines.	Total assets: $XXXX; Reserves: $XXXX	Guidelines allows funds in a retirement account to be considered on a case by case basis and it cannot be the sole source to meet reserves requirement. Assets verified without guarantor's retirement account is not sufficient to cover reserves required. Please provide additional assets from non retirement/life insurance/annuity accounts.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>700	Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-28): XXXX accepted assets on file utilizing 70% of IRA balance per guidelines for reserves. FICO XXXX, LTV XXXX%,$XXXXK cash to borrower via cash out in addition to assets on file. Downgrade and waive. Reviewer Comment (2023-06-26): Reviewed all trailing docs. There was only 1 month provided for XXXX CU. The remainder of the statements provided were duplicates. File remains insufficient assets to support the required reserves. Buyer Comment (2023-06-22): see attached.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	IN	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102299		XXXX	XXXX	05/17/2023	Property	Valuation	Guideline	Valuation	Property is in a declining market.		Subject property is in a declining market for property value. Guidelines indicated declining markets may be considered on a case-by-case basis with compensating factors.				Reviewer Comment (2023-06-22): File contained a write up and compensating factors for accepting property in declining market due to rise in interest rates. Condition cleared. Buyer Comment (2023-06-14): See/utilize first page of appraisal Doc ID 0044 email from lender documenting approval after review of factors noted in appraisal.	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No
XXXX	XXXX	4350102299		XXXX	XXXX	05/17/2023	Credit	Asset	Asset Documentation	Asset	Missing Document: Asset Documentation not provided		Guidelines allows funds in a retirement account to be considered on a case by case basis and it cannot be the sole source to meet reserves requirement. The only asset verified is from the guarantor's retirement account. Please provide additional assets from non retirement/life insurance/annuity accounts.				Reviewer Comment (2023-07-03): Received in trailing docs, cleared XXXX. Buyer Comment (2023-06-30): See attached additional assets to verify not sole source. Please clear. Thank you.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No
XXXX	XXXX	4350102256	XXXX	XXXX	05/18/2023	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX Borrower has 0 Active Tradelines which is less than the minimum required by guidelines.	The Guidelines require two Active trade lines for the Borrower, the credit report does not reflect required tradelines.	Reviewer Comment (2023-07-07): Clarification received that $0 balance is considered an active trade. Cleared 07/07/2023.

Buyer Comment (2023-07-07): As stated in prior response credit report provides sufficient evidence and detail the account are validated as active regardless of a balance.  Cancel or clear is correct disposition.

Reviewer Comment (2023-07-03): Guidelines require 2 active trade lines. Please clarify if the exception is to be waived.

Buyer Comment (2023-06-30): Credit report provides full detail on balance history in prior months, 6 open accounts, while $0 current balances, report provides detail sufficient to consider active.  Please cancel or clear. Thank you.
																		07/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102256		XXXX	XXXX	05/18/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing Resignation Letter signed by existing member XXXX. The letter is signed by other 2 members. Please also provide amendment to the Operating Agreement reflecting updated LLC ownership structure.				Reviewer Comment (2023-07-07): Amended Operating Agreement provided in loan file, cleared 07/07/2023. Buyer Comment (2023-07-07): Amendment to operating agreement has been provided, updated ownership % documented on it. Lender did not require a complete new operating agreement to be executed, combined documentation accepted. Resignation letter is an email from the resigning member, docu-signed by the 2 remaining members to validate the source providing the email to lender. This exception should be cleared.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	DE	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102271		XXXX	XXXX	05/22/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		Missing large opening deposit of $XXXX in XXXX Business account XXXX on XXXX.	The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00.	SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX did not require source of initial deposit into XXXX given additional assets on file from XXXX and attached retirement account which can be utilizes at 70%. Proper reserves on file. Downgrade and waive.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102242		XXXX	XXXX	05/17/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Missing a copy of the Quit Claim Deed transferring title to the borrowing entity XXXX from XXXX who is the current vested owner on title.				Reviewer Comment (2023-06-22): Received deed. Condition cleared. Buyer Comment (2023-06-14): See attached.	06/22/2023			1	D	A	D	A	D	A	D	A	D	A	XXXX	PA	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350102266	XXXX	XXXX	05/19/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of 680.	Lender exception in loan file for updated credit report came in at XXXX, two points shy of the XXXX needed for 75% LTV.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	XXXX DSCR > 1.00 required.	Originator,SitusAMC	Reviewer Comment (2023-06-24): Per client, waive with comp factor.

Buyer Comment (2023-06-14): See UW Exception approval information in data tape, updated credit pull returned 2 points shy as noted in exception description 'Updated aged Credit Report came in at XXXX. Requesting exception to XXXX so we can remain at 75% LTV" Approval: "Exception granted for fico XXX which is 2 pts off from req fico of 680 for LTV of 75%.Subject to min DSCR of 1% and meeting cash to close and reserves requirement" LTV less than 75% as final approved keeping DSCR in line with exception approval requirements > 1.0  - please clear.
																				06/24/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NJ	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102266		XXXX	XXXX	05/19/2023	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX // Account Type: Funds from Business Account / Account Number: XXXX	Only 1 month bank statement provided and 2 months are required per guidelines.				Reviewer Comment (2023-06-22): Required documentation was provided. Condition cleared. Buyer Comment (2023-06-14): DocID 0021 is 2 months statements - also see additional HUDS in file for cash to borrower from additional transactions with lender. Please clear.	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102266	XXXX	XXXX	05/19/2023	Credit	Asset	Asset Documentation	Asset	Insufficient funds for Reserves. Guidelines require	$XXXX, and verified reserves are $XXXX.	Reviewer Comment (2023-07-03): Sufficient funds verified, cleared 07/03/2023.

Buyer Comment (2023-06-30): No cash out for reserves applies to the subject transaction - funds available in borrower account are acceptable, does not exclude usage of prior cash out funds that have been deposited.  Please clear or cancel.  Thank you.

Reviewer Comment (2023-06-22): Per lender guides, cash out funds are not allowed for funds to close or reserves. Condition remains.

Buyer Comment (2023-06-14): DocID 0021 is 2 months statements - also see additional HUDS in file for cash to borrower from additional transactions with lender. Please clear.
																		07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	NJ	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102249		XXXX	XXXX	05/17/2023	Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.		Guidelines allows funds in retirement accounts to be considered on case by cases however it cannot be the sole source to meet reserves requirements. The only assets document provided is from one guarantor's retirement account. Please provide asset documents from non retirement/life insurance/annuity accounts.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 680 Representative FICO: XXXX	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Reviewer Comment (2023-06-26): Downgrade and waive per clients directive. Buyer Comment (2023-06-22): File started 4/4 and conditionally approved 4/12, prior to 4/19 matrix which added restrictions to retirement accounts. Lender final approved under prior matrix restrictions, comp factors for waiver. assets verified over $200k after 50% haircut. FICO 793, DSC > 1.4.			06/26/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	CT	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102276		XXXX	XXXX	05/17/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		ADV report reflects an error on guarantor's Ownership and Foreclosure Search Report due to incorrect SSN supplied. Please provide updated reports with correct SSN and valid search results.				Reviewer Comment (2023-06-26): Received updated search results. Condition cleared. Buyer Comment (2023-06-22): See attached.	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102276		XXXX	XXXX	05/17/2023	Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.		Guidelines require bank statements to cover a consecutive 60 day period. 2 months consecutive statements( XXXX - XXXX) are provided reflecting total end balance of $XXXX which is insufficient to cover reserves required. Deposit receipt dated XXXX reflects new balance of $XXXX however transaction history since XXXX is not provided. Large deposits must be verified with LOE and 3rd party documents. Additional exceptions may apply.				Reviewer Comment (2023-07-03): Received in trailing docs, cleared 07/03/2023. Buyer Comment (2023-06-30): See doc ID XXXX & XXXX - lender accepted LOE for deposit via email in addition to construction draw documentation of lender funded draw reimbursing for completed work on another property. Please cancel or clear. Thank you.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102252		XXXX	XXXX	05/19/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.02 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.10.	Subject property was purchased on XXXX, less than 12 months from application date. Subject DSCR is less than 1.10.				Reviewer Comment (2023-07-03): Guides changed per client to note date versus application date.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102252		XXXX	XXXX	05/19/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of 720.	Subject property was purchased on XXXX, less than 12 months from application date. Representative FICO is less than 720.				Reviewer Comment (2023-07-03): Guides changed per client to note date versus application date.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102267		XXXX	XXXX	05/18/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Appraisal photo indicates the property was vacant at time of inspection. A new lease is provided, however proof of receipt of security deposit and rent payments or 442 to verify tenant occupancy is not provided.				Reviewer Comment (2023-06-27): Per lender directive, additional documentation may be required, however U/W did not require additional documentation. Condition cleared. Buyer Comment (2023-06-23): UW did not require/condition for additional documentation to be provided. Please cancel or clear.	06/27/2023			1	C	A	C	A	C	A	C	A	D	A	XXXX	SC	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350102264	XXXX	XXXX	05/17/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Appraisal indicates the property was vacant at time of inspection and a new lease is provided. Proof of receipt of security deposit and rent payment for the new lease or a 442 to verify tenant occupancy is required by the guidelines but not provided.	Reviewer Comment (2023-07-07): Per lender guides, evidence of security deposit is at the discretion of the underwriter. Per the U/W approval, this condition was not required. Condition cleared.

Buyer Comment (2023-07-07): Clear or Cancel is correct disposition as the guideline is at underwriter discretion to require it is not a blanket requirement.

Reviewer Comment (2023-06-27): Unable to clear. Lender to advise if exception should be downgraded and waived or remain as an EV3 and waive the exception.

Buyer Comment (2023-06-23): UW did not require/condition for additional documentation to be provided. Please cancel or clear.
																		07/07/2023			1	C	A	C	A	C	A	C	A	D	A	XXXX	VA	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350102264		XXXX	XXXX	05/17/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing Operating Agreement for XXXX to verify borrowers' continuous ownership in the borrowing entity. Title was vested in the name of XXXX and transferred to the borrower at closing.				Reviewer Comment (2023-07-10): Exception cleared. Operating Agreement provided in trailing docs. Buyer Comment (2023-07-10): See operating agreement verifying borrower's ownership. Please clear.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	VA	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350102264	XXXX	XXXX	05/17/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Lease agreement reflects the property is managed by a third party XXXX. Property Management Agreement is not provided.	Reviewer Comment (2023-07-07): LOE provided in loan file, cleared 07/07/2023.

Buyer Comment (2023-07-07): pages of unstacked file have been identified - please use acuity to view the LOE which is present in the original upload.

Reviewer Comment (2023-06-27): The letter referenced in the rebuttal was not located in the loan file.

Buyer Comment (2023-06-23): LOE in file explaining XXXXX is spouse of the guarantor, UW did not require further property management agreement with this information provided.   Please cancel or clear.

See page 313/314 of the unstacked file in acuity - incorrectly indexed as part of the Hazard policy by OCR system.
																		07/07/2023			1	C	A	C	A	C	A	C	A	D	A	XXXX	VA	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No
XXXX	XXXX	4350102279		XXXX	XXXX	05/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property was purchased less than 12 months from application date XXXX. LTC is XXXX% and subject DSCR is less than 1.10 and representative FiCO is less than 720.				Reviewer Comment (2023-07-03): Guides changed per client to note date versus application date.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102279		XXXX	XXXX	05/24/2023	Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.		Missing transaction history between most recent bank statement date XXXX and account balance verification date XXXX. Balance increased from $XXXX to $XXXX and the balance verification does not reflect transaction history. LOE regarding the source of funds is not signed and HUD-1 for sale of property reflects a much larger proceeds than the account balance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX accepted bank statements on file given consistent deposit history for the 2 statements on file - Feb $XXXX & March $XXXXK. Borrower has sufficient reserves in addition to $XXXX cash out proceeds. Downgrade and waive.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102260		XXXX	XXXX	05/17/2023	Credit	Business Purpose	General	Business Purpose	Borrower has been convicted of fraud/misrepresentation or felony. Borrower is ineligible.	Credit Report: Original // Borrower: XXXX	The borrower's Criminal Record Search Report reflects two felony convictions for XXXX and/or sell on XXXX and XXXXX, a felony conviction for XXXX on XXXX, a felony XXXX, XXXX, XX on XXXX. Tape reflects exception granted for the aged and non financial felonies. LOX and lender exception are not provided in the file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves XXXX>8.56	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-26): File is missing the lender's exception approval with compensating factors. File does not provide sufficient comp factors to regrade and waive this exception. Buyer Comment (2023-06-22): Per data tape lender approved. Please downgrade/waive. Thank you.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	VA	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102278		XXXX	XXXX	05/25/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of 125.54136% exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) 120.00000%.	Subject property was purchased on XXXX less than 6 months from application date XXXX. LTC XXXX is based on based on cost basis of $XXXX which includes $XXXX purchase price + $XXXX Assignment Fee and $XXXX Construction holdback. Rehab SOW/budget is not provided to verify if there is any additional rehab costs.				Reviewer Comment (2023-07-07): Based on appraisal, extensive improvements have been completed on this property. Condition is cleared. Buyer Comment (2023-07-07): Guideline clarification provided, seasoning is based on acquisition to Note date, not application.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102278		XXXX	XXXX	05/25/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.95 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender did not include property management fee in PITIA for the approved XXXXX DSCR which is less than 1.00 minimum required.				Reviewer Comment (2023-07-07): Cleared based on clarification PM fee not included in DSCR calculation. Buyer Comment (2023-07-07): Guideline clarification provided. Property management fees are not included in DSCR calculations. Please recalculate and cancel or clear. Thank you,	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TN	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102275		XXXX	XXXX	05/25/2023	Credit	Guideline	Guideline Issue	Guideline	Asset verification is less than 2 months verified as required by guidelines.		Please provide complete 2 months statements for XXXX business accounts XXXX and XXX. Account history provided are only for XXXX - XXXX for 0094 and XXXX-XXXXX for XXXX. Additional exceptions may apply.	The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00.	SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX accepted statements on file for XXXX and XXXX in conjunction with 2 months consecutive bank statement for XXXX and XXXX. Guarantor has proper reserves on file. Downgrade and waive.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102272		XXXX	XXXX	05/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing complete Operating Agreement for non borrowing entity XXXX associated with XXXX business accounts used for asset verification. The signature page is missing.				Reviewer Comment (2023-06-26): Received required documentation. Condition cleared. Buyer Comment (2023-06-22): Sole member entity per operating agreement, lender accepted document as is. Please waive or cancel.	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102277		XXXX	XXXX	05/25/2023	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage of $XXXX is less than loan amount with a shortage of $XXXX. There is no evidence of a replacement cost estimate in loan file.				Reviewer Comment (2023-06-22): Policy is $50 short which is minimal. Condition cleared. Buyer Comment (2023-06-14): Lender accepted policy with less than $100 discrepancy. Please confirm this can be waived down.	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102277	XXXX	XXXX	05/25/2023	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Loan file is missing the original lease agreement for subject property. Only the HAP contract is provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX FICO; guideline minimum 680.	Originator,SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request.

Buyer Comment (2023-07-10): Security deposit and proof of rents for new lease is utilized under UW discretion. In this case, XXXX accepted the documentation on file including deposit and proof of rents along with HAP contract outlining total rents to borrower which exceeds the 1007 estimated rent. XXXX utilized 110% of market rent for DSCR calculation. FICO XXXX, DSCR XXXX+, $XXXX cash to borrower via cash out. Downgrade and waive.

Reviewer Comment (2023-06-22): The HAP agreement does not outline the renters financial obligation for the first months rent and security deposit. A copy of the original lease would be required.

Buyer Comment (2023-06-14): Rent receipts and security deposits provided along with HAP Contract. Lender was able to obtain all necessary information from these documents.  Please confirm this can be waived down.
																				07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102268		XXXX	XXXX	05/24/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing Operating Agreement for non borrowing entity XXXX associated with XXXX business account XXXX used for asset verification. Additional exceptions may apply.				Reviewer Comment (2023-06-28): Received in trailing docs, cleared 06/28/2023. Buyer Comment (2023-06-27): Please see attached.	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102268	XXXX	XXXX	05/24/2023	Credit	Asset	Asset Documentation	Asset	Insufficient funds for Reserves. Guidelines require	$XXXX, and verified reserves are $XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX FICO.	Originator,SitusAMC	Reviewer Comment (2023-07-19): Per client, waive with comp factor.

Buyer Comment (2023-07-19): Confirmed downgrade and waive.

Reviewer Comment (2023-07-11): Wire transfer document received stating it is EMD for subject property; however, it was drawn from account 7029, which is not a verified account in the loan file.  Further, it states it is pending and "in transit".  This is not sufficient documentation to source the EMD.  Please either provide the bank statement showing EMD cleared or confirm you would like this downgraded and waived.

Buyer Comment (2023-07-10): Borrower has sufficient reserves on file. See attached EMD of $60K from XXXX which which should not be deducted from 2 other bank statements on file. FICO 796, borrower infusing 20% into this purchase transaction. Downgrade and waive.

Reviewer Comment (2023-06-28): Provided assets are still short even with access to funds provided. Please provide additional assets or proof of EMD to clear.

Buyer Comment (2023-06-27): See operating agreement provided for access to funds in file. Thank you,
																				07/19/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102262		XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Credit Eligibility	Borrower and Mortgage Eligibility	Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	Borrower: XXXX	Borrower is foreign national from the country of XXXX, which is on the Ineligible Countries List in the guidelines. Tape reflects exception approved. The borrower has an employment authorization.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.		SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval and approved documentation on file.			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	XXXX	MI	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	4350102265		XXXX	XXXX	05/24/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing 24 months Chain of Title.				Reviewer Comment (2023-06-22): Title commitment reflects the current owner had owned the home since XXXX. No other transfers were present. Condition cleared. Buyer Comment (2023-06-14): Title commitment shows property last deed transfer in 2004 - sufficient evidence of chain of title for lender. Please clear.	06/22/2023			1	C	A	C	A	C	A	C	A	D	A	XXXX	WA	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350102265		XXXX	XXXX	05/24/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal indicates subject property is in a declining market which is considered on a case by case basis with compensating factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: XXXX Guideline Requirement: 6.58	Originator,SitusAMC	Reviewer Comment (2023-06-23): Waived with comp factors. Reviewer Comment (2023-06-22): The document referenced does not provide the compensating factors as required. Condition remains. Buyer Comment (2023-06-14): See Doc ID XXXX - Appraisal - Property Detail/Market Rents section. Declining market addressed by UW, no concerns and approval documented. Please clear.			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	WA	Investment	Purchase		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350102258		XXXX	XXXX	05/25/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Appraisal indicates the property was vacant at time of inspection and a new lease is provided. Proof of receipt of security deposit and rent payment, or 442 to verify tenant occupancy is not provided.	The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00.	SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): Proof of receipt of security deposit and rent for new lease may be required at UW discretion. XXXX accepted attached lease and proof of security deposit and rents. See LOX. Property previously vacant for renovations. Downgrade and waive.			07/10/2023	2	C	B	C	B	C	B	C	B	D	B	XXXX	NY	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350102258		XXXX	XXXX	05/25/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing Bylaws/Shareholder Agreement for non borrowing entity XXXX associated with XXXX business accounts XXXX and XXXX used for asset verification. Additional exceptions may apply.				Reviewer Comment (2023-07-10): Exception cleared. Bylaws/articles received reflecting 100% ownership in trailing docs. Buyer Comment (2023-07-10): See attached By Laws reflecting 100% ownership of Guarantor. Proper access to funds on file. Please clear.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	NY	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
XXXX	XXXX	4350102236		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for Non-guaranteeing key principal XXXX.				Reviewer Comment (2023-06-22): Received OFAC. Condition cleared. Buyer Comment (2023-06-21): OFAC	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102236		XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The minimum DSCR for a Cash-Out Refinance is 1.00. However, the calculated DSCR along with the Approval reflect XXXX with no Lender Exception within the loan file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves XXXX>12.31	Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-28): XXXX allowed for .02 variance on DSCR calculation given strength of borrower. FICO XXXX, DSCR XXXX%, $XXXX cash reserves on file in addition to $XXXXK cash to borrower via cash out. Downgrade and waived based on comp factors.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102236		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing Corporate Resolution/Unanimous Consent/Authority to Bind signed by both shareholders.				Reviewer Comment (2023-06-29): Received. Cleared 06/29/2023. Buyer Comment (2023-06-28): See section 6.5 of by laws. Guarantor is President and has authority to bind. Resolution not required by XXXX. Please clear.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102245		XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The minimum DSCR for a cash-out refinance with a 75% LTV is 1, which is greater than the verified DSCR of XXXX for the subject loan.	The Loan to Cost (LTC) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTC XXXX% <120% FICO XXXX>680	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-07-07): Per client, waive with comp factors. Buyer Comment (2023-07-06): Downgrade and waive.			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102245		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for managers and non guaranteeing key principals XXXX and XXXX.				Reviewer Comment (2023-06-29): Received in trailing docs, cleared 06/29/2023. Buyer Comment (2023-06-28): See Guarantor OFAC Reviewer Comment (2023-06-22): Received OFAC for additional members, however the OFAC remains missing for the Guarantor. Buyer Comment (2023-06-21): OFAC	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102245		XXXX	XXXX	07/20/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject is in a declining market. Per client, waive with comp factors.	The Loan to Cost (LTC) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTC XXXX% <120% FICO XXXX>680	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-07-20): Per client, waive with comp factors.			07/20/2023	2		B		B		B		B		B	XXXX	TX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102257	XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.99 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender's DSCR Worksheet reflects XXXX DSCR which was calculated without monthly flood insurance premium XXXX Subject property was purchased on XXXX, less than 12 months from application date XXXX. LTC based on original purchase price $XXXX exceeds 120% and DSCR is less than 1.10.	Borrower's Experience/Track Record	3 years in business.	SitusAMC,Originator	Reviewer Comment (2023-07-18): Per client, waive with comp factor.

Buyer Comment (2023-07-10): Downgrade and waive. See attached DSCR calculation. Flood premium included at $XXXX. Comp factors already provided.

Reviewer Comment (2023-07-03): Able to update exception, however DSCR remains below 1.00 due to the flood insurance premium. This does not appear to have been included in the DSCR on the lender's worksheet.

Reviewer Comment (2023-06-29): Unable to waive due to no usable comps. Please provide any comps we may use.

Buyer Comment (2023-06-28): XXXX approved DSCR at .XXXX with .01 variance given strength of borrower.  FICO XXX, $XXXX+ reserves on file, $XXXX cash to borrower via cash out. Downgrade and waive based on compensating factors.
																				07/18/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	VA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102257		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for non guaranteeing key principal XXXX..				Reviewer Comment (2023-06-22): Received OFAC. Condition cleared. Buyer Comment (2023-06-21): OFAC	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	VA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102257		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of 720.	Subject property was purchased on XXXX, less than 12 months from application date XXXX. LTC based on original purchase price $XXXX exceeds 120% and representative FICO is less than 720.				Reviewer Comment (2023-07-03): Per client’s guideline clarification, the FICO and DSCR requirements are only an initial guidance, however not a threshold requirement. Reviewer Comment (2023-06-29): Unable to waive due to no usable comps. Please provide any comps we may use. Buyer Comment (2023-06-28): Property has 6+ months seasoning from acquisition date to note date. Loan structure meets guidelines. LTC and FICO not a factor. FICO XXXX, XXXX% LTV, XXXX DSCR on cash out transaction. $21.6K cash to borrower via cash out. Downgrade and waive.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	VA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102286	XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of 103.47419% exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) 100.00000%.	Subject property was purchased on XXXX, less than 3 months from application date XXXX. Subject LTC XXXX% is based on cost basis $XXXXwhich includes original purchase price of $XXXX and rehab holdback $XXXX found on the closing statement from purchase. The LTC exceeds 100% maximum permitted by guidelines.	Reviewer Comment (2023-06-27): Received/reviewed updated information. Condition cleared.

Buyer Comment (2023-06-23): Purchase Date XXXX. XXXX started the file XXXX.XXXX allowed for 10 day variance on seasoning and applied the following. Per XXXX guidelines for cash out: If the property is owned between three (3) and six (6) months from acquisition date, the Underwriter at their discretion may use the As-Is appraised value to determine maximum LTV. LTV is XXXX%. LTC not a factor. Purchase HUD reflects construction escrow and appraisal reflects renovations completed. FICO XXXX $XXXXK cash to borrower via cash out.
																		06/27/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	4350102314		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title reflects Fee Simple Interest, however Deed of Assignment signed by the seller at closing reflects Leasehold interest.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>700	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Per title, Fee simple, not ground rented. Downgrade and waive.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102314		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file			The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>700	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Per title, Fee simple, not ground rented. Downgrade and waive.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102302		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX	Credit report provided is dated XXXX, more than 90 days from Note date XXXX.				Reviewer Comment (2023-06-26): Lender approved 2 day extension for credit report. Condition cleared. Buyer Comment (2023-06-22): See management approval for credit	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102302		XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of 117.99410% exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) 100.00000%.	Subject property was purchased on XXX, less than 3 months from application date XXXX. LTC XXXX% is based on cost basis $XXXX which includes purchase price $XXXX(estimated based on total purchase price $XXXX for the 2 property portfolio purchase since allocated purchase price is not verified) and rehab cost of $XXXX. Guidelines require the loan amount to be capped at 100% LTC.2	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves XXXX>6.00	Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-28): Per XXXX guidelines for cash out: If the property is owned between three (3) and six (6) months from acquisition date to note date, the Underwriter at their discretion may use the As-Is appraised value to determine maximum LTV. LTV is XXXX%. LTC not a factor. SOW on file and appraisal reflects renovations. Purchase price is $XXXX as this was part of 2 property transaction. See Property History section on Appraisal for verification. Downgrade and waive.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102302		XXXX	XXXX	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property was purchased on XXXX in portfolio of 2 properties, however allocated purchase price for subject property is not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves XXXX>6.00	Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-28): Purchase price $XXXXK. See attached from appraisal. See payoff demand on file for $XXXX and payoff on HUD. XXXX has 2 loans with this borrower. The other has same purchase price. Downgrade and waive.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102302		XXXX	XXXX	06/14/2023	Credit	Guideline	Guideline Issue	Guideline	Chapter 7, 11, and/or 13 bankruptcy was not discharged or dismissed 2 years prior to the closing date.		Guarantor's Civil Court Search Report reflects a bankruptcy 11 discharged on XXXX, however closed on XXXX, less than 2 years prior to closing. Tape reflects exception granted with compensating Factor: FICOXXXX; DSCR XXXX%; LTV XXXX%. Lender exception is on UW Narrative.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves XXXX>6.00	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-22): See management approval for BK.			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102305		XXXX	XXXX	06/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing Operating agreement for non borrowing entity XXXX associated with XXXX business account XXXX used for asset verification.				Reviewer Comment (2023-06-27): Received operating agreement. Condition cleared. Buyer Comment (2023-06-23): See operating agreement	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102305		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The title commitment reflects leasehold and valuation indicates annual rent to XXXX in the amount of $XXXX. Leasehold is not permitted per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 680 Representative FICO: XXXX	Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-28): XXXX accepted ground lease documentation on file. See attached redemption deed. Fee Simple. Downgrade and waive. Reviewer Comment (2023-06-27): Reviewed all trailing documents, however the entire lease remains missing. Only a portion of the document was provided. Buyer Comment (2023-06-23): XXXX allowed for leasehold as it has minimal impact on DSCR. Borrower has completed 50+ transactions with XXXX. See attached documentation. FICO XXXX. Borrower infusing 25% into purchase transaction.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102305		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		The title commitment reflects leasehold and valuation indicates annual rent to XXXX in the amount of $XXXX. Leasehold is not permitted per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 680 Representative FICO: XXXX	Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-28): Downgrade and waive. Reviewer Comment (2023-06-27): Please advise if exception is to be waived to be down. Buyer Comment (2023-06-23): XXXX allowed for leasehold as it has minimal impact on DSCR. Borrower has completed 50+ transactions with XXXX. See attached documentation. FICO XXXX. Borrower infusing 25% into purchase transaction.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102307		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title commitment and Deed of Assignment signed by the seller at closing reflects Leasehold interest. The Deed of Assignment reflects $XXXX annual ground lease.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX > 700	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Please advise if exception is to be waived down. Buyer Comment (2023-06-26): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, borrower infusing 20% into purchase transaction.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102307		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file						Reviewer Comment (2023-06-27): Received lease. Condition cleared. Buyer Comment (2023-06-26): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, borrower infusing 20% into purchase transaction.	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102300		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXXX	Credit report provided is dated XXXX, more than 90 days from Note date XXXX.				Reviewer Comment (2023-06-26): Lender approval a 2 day extension. Condition cleared. Buyer Comment (2023-06-22): See management approval for credit	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102300		XXXX	XXXX	06/29/2023	Credit	Credit	Credit Eligibility	Credit	Guideline Issue: Bankruptcy timeline outside of credit guidelines		Guarantor's Civil Court Search Report reflects a bankruptcy 11 discharged on XXXX, however closed on XXXX, less than 2 years prior to closing. Tape reflects exception granted with compensating Factor: FICOXXXX; DSCR XXXX%; LTV XXXX%. Lender exception is on UW Narrative.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00 XXXX months reserves > 6 months required.	SitusAMC,Originator Originator,SitusAMC	Reviewer Comment (2023-06-29): Downgrade per client request.			06/29/2023	2		B		B		B		B		B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102283		XXXX	XXXX	06/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing Operating agreement for non borrowing entity XXXX associated with XXXX business account XXXX used for asset verification.				Reviewer Comment (2023-06-27): Received required documentation. Condition cleared. Buyer Comment (2023-06-23): See Operating Agreement	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102283	XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file	The title commitment reflects leasehold with annual rent to XXXX in the amount of $XXXX. Leasehold is not permitted per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC	Reviewer Comment (2023-07-26): This exception is being waive as the title company made an error on the title policy and listed the loan as a leasehold. Pending a corrected title to show that the property is fee simple

Reviewer Comment (2023-06-27): Reviewed trailing documentation. The complete leasehold lease was not provided. Only a portion of the document was in the file.

Buyer Comment (2023-06-23): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, DSCR XXXX+, borrower infusing 20% into purchase transaction.
																				07/26/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102283	XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.	Title and Deed of Assignment signed by the seller at closing reflect Leasehold interest. Leasehold interest is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	SitusAMC	Reviewer Comment (2023-07-26): This exception is being waive as the title company made an error on the title policy and listed the loan as a leasehold. Pending a corrected title to show that the property is fee simple

Reviewer Comment (2023-06-27): Per the documentation provided by lender, the final title was to reflect the property was fee simple. The final title provided reflects leasehold.

Buyer Comment (2023-06-23): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXX, DSCR 1.2+, borrower infusing 20% into purchase transaction.
																				07/26/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102303		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The final title policy reflects leasehold with annual rent to XXXX in the amount of $XXXX, however the lease is not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: XXXX	SitusAMC,Originator	Reviewer Comment (2023-06-27): Received lease. Condition cleared. Buyer Comment (2023-06-23): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO XXXX, Borrower infusing 20% into purchase transaction.	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102303		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title and Deed of Assignment signed by the seller at closing reflect Leasehold interest. Leasehold interest is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: XXXX	SitusAMC,Originator	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Please advise if exception is to be waived down. Buyer Comment (2023-06-23): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO XXXX, Borrower infusing 20% into purchase transaction.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102308		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The Deed of Assignment signed at closing reflects Leasehold. Please provided Final Title reflecting Fee Simple.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>700	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Downgrade and waive Buyer Comment (2023-06-27): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, DSCR 1.2+, borrower infusing 20% into purchase transaction.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102308		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title and Deed of Assignment signed by the seller at closing reflect Leasehold interest. Leasehold interest is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>700	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, DSCR 1.2+, borrower infusing 20% into purchase transaction. Downgrade and waive.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102284		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file						Reviewer Comment (2023-07-19): Received Final title reflecting Fee Simple. Buyer Comment (2023-07-18): See Final Title Policy. Fee Simple. Please clear. Reviewer Comment (2023-06-27): Reviewed trailing documents. The complete leasehold lease was not among them. Condition remains. Buyer Comment (2023-06-23): XXXX allowed for ground lease with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO XXXX, Borrower infusing 25% on this purchase transaction.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102284		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title reflects Fee Simple Interest, however Deed of Assignment signed by the seller at closing reflects Leasehold interest.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>680	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Please advise if exception is to be waived down. Buyer Comment (2023-06-23): XXXX allowed for ground lease with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO XXXX, Borrower infusing 25% on this purchase transaction.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102312		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The title commitment reflects leasehold and valuation indicates annual rent to XXXX in the amount of $XXXX. Leasehold is not permitted per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR XXXX>1.00 FICO XXXX>700	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO XXXX, Borrower infusing 20% into this purchase transaction, DSCR 1.7+.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102312		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title Commitment reflects Leasehold interest. Leasehold interest is ineligible per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR XXXX>1.00 FICO XXXX>700	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO XXXX, Borrower infusing 20% into this purchase transaction, DSCR 1.7+.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102311		XXXX	XXXX	06/15/2023	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	The effective date listed on the Hazard Insurance Binder is XXXX and the closing date of the loan was on XXXX	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX > 680	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Unable to clear. Lender may, at their discretion, choose to downgrade and waive this exception. Buyer Comment (2023-06-23): XXXX allowed for approximate 10 hour variance for policy effective date as carrier policy period begins the next calendar day after disbursement.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102311		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The Title Commitment within the loan file reflects a Annual Rent to XXXX in the amount of $XXXX. A Leasehold is not permitted within the loan transaction.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX > 680	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Please advise if exception is to be downgraded and waived with compensating factors. Buyer Comment (2023-06-26): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, borrower infusing 25% into purchase transaction.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102311		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title and Deed of Assignment signed by the seller at closing reflect Leasehold interest. Leasehold interest is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX > 680	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): Please advise if exception is to be downgraded and waived with compensating factors. Buyer Comment (2023-06-26): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, borrower infusing 25% into purchase transaction.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102304		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title and Deed of Assignment signed by the seller at closing reflect Leasehold interest. Leasehold interest is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX >700	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, borrower infusing 20% into purchase transaction. Downgrade and waive.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102304		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file			The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX >700	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. Documentation attached. Title reflects lease amount. FICO XXXX, borrower infusing 20% into purchase transaction. Downgrade and waive.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102294		XXXX	XXXX	06/15/2023	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Unable to clear. Lender to advise if exception should be downgraded to an EV2 and waived or remain as an EV3 and waive the exception. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102296		XXXX	XXXX	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval for condo documentation.			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102296		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Please advise if client chooses to waive exception with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102281		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization/Formation for the Borrowing Entity XXXXXXX, is not provided.				Reviewer Comment (2023-06-29): Received in trailing docs, cleared 06/29/2023. Buyer Comment (2023-06-27): See articles	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102281		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing/Active status are not provided for XXXX, Class B member of the borrowing entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Used for downgrading.	Originator,SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX approved entity structure with complete documentation provided for borrowing entity and sub-entity. Downgrade and waive. Reviewer Comment (2023-06-29): COGS for XXXX is dated XXXX, more than 90 days from Note date. As far as class B member, Please clarify if the exception is to be waived. Unable to verify the entity structure completely. Buyer Comment (2023-06-27): See COGS			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102281		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing OFAC for XXXX, class B member of the borrowing entity, Class A member (name unknown), non guaranteeing key principal XXXX.				Reviewer Comment (2023-06-24): Cleared. Received OFACs in trailing docs. Class B member is UTD. Buyer Comment (2023-06-21): OFAC - Class A members TBD, so no OFACs to pull on this. Buyer Comment (2023-06-21): OFAC	06/24/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102281		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Marital Status was not provided		Marital status for Guarantor not provided. TX is a community property state and if married, a Spousal consent may be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Used for downgrading.	Originator,SitusAMC	Reviewer Comment (2023-06-13): Per client, Legal confirmed that spouse signature is not required. Since none of the Guaranty Agreements, grant of a security interest in the Guarantor' Assets. Waive with comp factors.			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102281		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing Operating Agreement for XXXX, member of the borrowing entity. Operating Agreement for the borrowing entity reflect Class A member with shares and contribution however name of Class A Member and Subscription Agreement signed by the Class A member are not provided. Entity structure must be verified. Additional exceptions may apply.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Used for downgrading.	Originator,SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX approved entity structure with complete documentation provided for borrowing entity and sub-entity. Downgrade and waive. Reviewer Comment (2023-06-29): Please clarify if the exception is to be waived. Buyer Comment (2023-06-27): See operating agreement. Class A member yet to be determined, so no documentation on this. XXXX approved entity structure on file.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102293		XXXX	XXXX	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval for condo documentation			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102293		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Buyer Comment (2023-06-27): Waive with compensating factors. Reviewer Comment (2023-06-27): Please advise if client chooses to waive exception with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO 740, LTV 65%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102282		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Articles of Organization/Formation is not provided for XXXX, a Texas limited liability company				Reviewer Comment (2023-06-28): Received in trailing docs, cleared 06/28/2023. Buyer Comment (2023-06-27): See articles	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102282		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The OFAC was not provided for XXXX, class B member of the borrowing entity, Class A member(name unknown).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX approved entity structure with complete documentation provided for borrowing entity and sub-entity. Downgrade and waive. Reviewer Comment (2023-06-28): Unable to clear due to unable to determine full entity structure. Buyer Comment (2023-06-27): See OFAC. Class A member TBD, so no OFAC for this.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102282		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing Operating Agreement for XXXX, member of the borrowing entity. Operating Agreement for the borrowing entity reflect Class A member with shares and contribution however name of Class A Member and Subscription Agreement signed by the Class A member are not provided. Entity structure must be verified. Additional exceptions may apply.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX approved entity structure with complete documentation provided for borrowing entity and sub-entity. Downgrade and waive. Reviewer Comment (2023-06-28): Unable to clear due to unable to determine full entity structure. Buyer Comment (2023-06-27): See operating agreement. Class A member not established yet, so no documentation available on this.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102282		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Entity structure cannot be verified. Corporate Resolution/Unanimous Consent/Authority to Bind signed by all members must be provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): XXXX approved entity structure with complete documentation provided for borrowing entity and sub-entity. Downgrade and waive. Reviewer Comment (2023-06-28): Unable to clear due to unable to determine full entity structure. Buyer Comment (2023-06-27): See written consent			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102282		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The certificate of good standing was not provided for XXXX, class B member of the borrowing entity.				Reviewer Comment (2023-06-28): Received in trailing docs, cleared 06/28/2023. Buyer Comment (2023-06-27): See COGS	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102297		XXXX	XXXX	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval for condo documentation			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102297		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from NECB construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-28): Downgrade and waive based on compensating factors. Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102285		XXXX	XXXX	06/15/2023	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		The final title policy reflects leasehold. Leasehold is not permitted per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): Downgrade and waive. Reviewer Comment (2023-06-27): Reviewed trailing docs, however the complete lease remains missing. Buyer Comment (2023-06-23): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO 766, Borrower infusing 20% into this purchase transaction.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102285		XXXX	XXXX	06/15/2023	Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Title and Deed of Assignment signed by the seller at closing reflect Leasehold interest. Leasehold interest is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2023-07-10): Waived with compensating factors per client request. Buyer Comment (2023-07-10): Downgrade and waive. Reviewer Comment (2023-06-27): Unable to clear. Lender to advise if exception should be downgraded to an EV2 and waived or remain as an EV3 and waive the exception. Buyer Comment (2023-06-23): XXXX allowed for leasehold with this borrower. Borrower has completed 50+ transactions with XXXX. Lease has minimal impact on DSCR. See attached documentation. FICO XXXX, Borrower infusing 20% into this purchase transaction.			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102290		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102290		XXXX	XXXX	06/28/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): per client, waive with comp factor.			06/28/2023	2		B		B		B		B		B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102295		XXXX	XXXX	06/15/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception on tape to allow use of 2021/22 budget in lieu of 2023 budget for non-warrantable condo. Bylaws and project questionnaire provided in loan file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval for condo docs for this borrower			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102295		XXXX	XXXX	06/15/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102292		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval for condo documentation			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102292		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102291		XXXX	XXXX	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval for condo documentation			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102291		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102289		XXXX	XXXX	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See attached management approval for condo documentation			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102289		XXXX	XXXX	06/14/2023	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX>660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102237		XXXX	XXXX	06/14/2023	Credit	Missing Document	General	Missing Document	Missing Document: Explanation Letter not provided		A letter of explanation and third party source document for large deposit in the amount of $XXXX on XXXX in XXXX account XXXX are required but not provided.	The Loan to Cost (LTC) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTC XXXX% < 100% FICO XXXX>680	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Downgrade and waive Reviewer Comment (2023-06-27): Unable to clear. Lender to advise if exception should be downgraded to an EV2 and waived or remain as an EV3 and waive the exception. Buyer Comment (2023-06-23): XXXX accepted bank statements on file. Source of deposit not necessary as funds have 60+ days seasoning (88 days).			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102237		XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender did not include $200 monthly property management fee in PITIA for DSCR calculation.	The Loan to Cost (LTC) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTC XXXX% < 100% FICO XXXX>680	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Unable to clear. Lender to advise if exception should be downgraded to an EV2 and waived or remain as an EV3 and waive the exception. Buyer Comment (2023-06-23): DSCR within .02 of guideline. FICO XXXX, borrower has $XXXX in pre-close liquidity.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102288		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Lender Exception(s) not provided		Tape reflects lender exception granted for using 2021-2022 condo budget instead of 2023 budget for the non-warrantable condo. Condo Bylaws and HOA Questionnaire are provided. Lender exception is in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX > 660	Originator,SitusAMC	Reviewer Comment (2023-06-27): Exception on tape. Downgrade and waive per clients directive. Buyer Comment (2023-06-23): See management approval for condo documentation Buyer Comment (2023-06-23): See attached management approval for condo documentation			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102288		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Missing evidence of third party source document for large deposit of $XXXX on XXXX in XXXX business account XXXX. LOX provided states that the deposit was a construction draw from XXXX construction loan agreement project, however third party source documents are not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXXX > 660	Originator,SitusAMC	Reviewer Comment (2023-06-28): Per client, waive with comp factors. Buyer Comment (2023-06-27): Waive with compensating factors Reviewer Comment (2023-06-27): Please advise if exception is to be waived with compensating factors. Buyer Comment (2023-06-23): XXXX accepted LOX on file for source of funds not requiring source document from XXXX given strength of borrower. FICO XXXX, LTV XXXX%, repeat borrower completing 10 transactions with XXXX.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	NY	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102287	XXXX	XXXX	06/14/2023	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of 112.83186% exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) 100.00000%.	Subject property was purchased on XXXX, less than 3 months from application date XXXX. LTC XXXX% is based on cost basis $XXXX which includes purchase price $XXXX(estimated based on total purchase price $XXXX for the 2 property portfolio purchase since allocated purchase price is not verified) and rehab cost of $XXXX. Guidelines require the loan amount to be capped at 100% LTC.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00 Reserves XXXX>6.00	SitusAMC,Originator Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors.

Buyer Comment (2023-06-28): Purchase price $XXXX. See attached from appraisal. See payoff demand on file for $XXXX and payoff on HUD. XXXX has 2 loans with this borrower. The other has same purchase price. Downgrade and waive.

Reviewer Comment (2023-06-27): Unable to clear condition. The Purchase price of the subject unit is unknown. Condition remains.

Buyer Comment (2023-06-23): Per XXXX guidelines for cash out: If the property is owned between three (3) and six (6) months from acquisition date, the Underwriter at their discretion may use the As-Is appraised value to determine maximum LTV.  LTV is XXXX%. LTC not a factor. SOW on file and appraisal reflects renovations. Application is dated XXXX, but XXXX started the file XXXX3 which is correct date which meets requirements. See attached. Purchase price is $XXXX as this was part of 2 property transaction. See Property History section on Appraisal for verification.
																				06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102287		XXXX	XXXX	06/14/2023	Credit	Guideline	Guideline Issue	Guideline	Chapter 7, 11, and/or 13 bankruptcy was not discharged or dismissed 2 years prior to the closing date.		Guarantor's Civil Court Search Report reflects a bankruptcy 11 discharged on XXXX, however closed on XXXX, less than 2 years prior to closing. Tape reflects exception granted with compensating Factor: FICOXXXX; DSCR X%; LTV XXXX%. Lender exception is on UW Narrative.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00 Reserves XXXX>6.00	SitusAMC,Originator Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors. Buyer Comment (2023-06-27): Please waive to EV2. Reviewer Comment (2023-06-27): File has insufficient compensating factors to regrade and waive exception. Buyer Comment (2023-06-23): See management approval doe BK.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102287	XXXX	XXXX	06/14/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property was purchased on XXXX in portfolio of 2 properties, however allocated purchase price for subject property is not provided.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00 Reserves XXXX>6.00	SitusAMC,Originator Originator,SitusAMC	Reviewer Comment (2023-06-29): Per client, waive with comp factors.

Buyer Comment (2023-06-28): Purchase price $XXXX. See attached from appraisal. See payoff demand on file for $XXXX and payoff on HUD. XXXX has 2 loans with this borrower. The other has same purchase price. Downgrade and waive.

Reviewer Comment (2023-06-27): Unable to clear condition. The Purchase price of the subject unit is unknown. Condition remains.

Buyer Comment (2023-06-23): Per XXXX guidelines for cash out: If the property is owned between three (3) and six (6) months from acquisition date, the Underwriter at their discretion may use the As-Is appraised value to determine maximum LTV.  LTV is 75%. LTC not a factor. SOW on file and appraisal reflects renovations. Application is dated 12/9/22, but XXXX started the file 3/3/23 which is correct date which meets requirements. See attached. Purchase price is $280K as this was part of 2 property transaction. See Property History section on Appraisal for verification.
																				06/29/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	PA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102280		XXXX	XXXX	06/14/2023	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The application reflects the guarantor is a non U.S. Citizen. The file is missing copy of Verification Non-US Citizenship. Non permanent resident or foreign national is not permitted.	The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00.	Originator,SitusAMC	Reviewer Comment (2023-07-20): Per client, waive with comp factors. Buyer Comment (2023-07-20): **non-permanent resident accepted by lender. Buyer Comment (2023-07-20): Please downgrade and waive. Permanent Resident accepted by lender. Base guidelines permit. Buyer Comment (2023-07-20): See attached work authorization good for more than 12 months from Note Date. Please clear. Thank you,			07/20/2023	2	C	B	C	B	C	B	C	B	C	B	XXXX	MD	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102280		XXXX	XXXX	06/14/2023	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement missing for borrowing entity.				Reviewer Comment (2023-06-26): Received required documentation. Condition cleared. Buyer Comment (2023-06-22): See operating agreement	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102280		XXXX	XXXX	06/14/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXXX is less than Guideline representative FICO score of 720.	Subject property was purchased XXXX, within 6-12 months from application date XXXX. Purchase price of $XXXX was used to calculate LTC. LTC over 120% requires a FICO of 720.				Reviewer Comment (2023-07-03): Per client’s guideline clarification, the FICO and DSCR requirements are only an initial guidance, however not a threshold requirement. Reviewer Comment (2023-06-29): Seasoning less than 12 months and LTC >120% requires a minimum 720 FICO. Please clarify if the exception is to be waived. Buyer Comment (2023-06-28): Exception in error. Property has 6+ months seasoning from note date (4/11/23). Loan structure meets cash out guidelines. FICO XXXX, LTV XXXX%, DSCR XXXX. Please clear.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	XXXX	MD	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	4350102280		XXXX	XXXX	07/21/2023	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Loan file includes incomplete bank statements for another entity owned by guarantor. Please provide full bank statements.	The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of XXXX is greater than the minimum required DSCR of 1.00.	Originator,SitusAMC	Reviewer Comment (2023-07-21): Per client, waive with comp factor. Buyer Comment (2023-07-21): downgrade and waive - lender accepted statement documentation as presented.			07/21/2023	2		B		B		B		B		B	XXXX	MD	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No